UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

COMMERCIAL BANKS — 25.81%
BBVA Banco Continental SA	3,436,696	$7,483,079
Credicorp Ltd.	518,676	66,649,866

		74,132,945
CONSTRUCTION & ENGINEERING — 4.49%
Grana y Montero SAA	3,285,015	12,898,506

		12,898,506
CONSTRUCTION MATERIALS — 7.11%
Cementos Pacasmayo SAA	4,330,384	9,042,565
Union Andina de Cementos SAA	9,000,487	11,373,095

		20,415,660
DIVERSIFIED FINANCIAL SERVICES — 4.47%
Intergroup Financial Services Corp.	414,361	12,845,191

		12,845,191
ELECTRIC UTILITIES — 4.57%
Empresa de Distribucion Electrica de Lima Norte SA	3,029,990	4,975,175
Luz del Sur SAA	2,416,538	8,151,449

		13,126,624
FOOD PRODUCTS — 5.81%
Alicorp SA	4,355,655	13,448,658
Casa Grande SAA	1,060,219	3,235,721

		16,684,379
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.65%
Edegel SA	8,878,509	7,606,076

		7,606,076
MACHINERY — 3.24%
Ferreycorp SAA	14,616,019	9,286,637

		9,286,637
METALS & MINING — 39.31%
Compania de Minas Buenaventura SA SP ADR	1,673,029	19,741,742
Compania Minera Atacocha SA Class Ba,b	43,071,458	1,844,931
Compania Minera Milpo SA	9,957,054	7,214,999
Corporacion Aceros Arequipa SAa,b	14,007,826	3,700,086
Hochschild Mining PLC	3,117,338	7,256,131
Minsur SA	15,573,454	7,171,071
Rio Alto Mining Ltd.[a]	3,173,510	4,918,941
Sociedad Minera Cerro Verde SAa	333,961	7,814,687
Southern Copper Corp.	1,631,926	40,961,343
Volcan Compania Minera SAA Class B	30,418,278	12,269,375

		112,893,306

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.24%
Maple Energy PLC[a]	5,582,875	$3,182,239
Refineria la Pampilla SA	27,636,294	3,255,391

		6,437,630

TOTAL COMMON STOCKS
(Cost: $439,483,810)		286,326,954

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,816,638	1,816,638

		1,816,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,816,638)		1,816,638

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $441,300,448)		288,143,592
Other Assets, Less Liabilities — (0.33)%		(937,430)

NET ASSETS — 100.00%		$287,206,162

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.48%

AIRLINES — 0.43%
Virgin Australia Holdings Ltd.[a]	25,000	$8,910

		8,910
AUTO COMPONENTS — 0.54%
ARB Corp. Ltd.	992	11,169

		11,169
BIOTECHNOLOGY — 1.15%
Mesoblast Ltd.[a,b]	2,800	15,711
Sirtex Medical Ltd.	770	8,289

		24,000
BUILDING PRODUCTS — 0.79%
GWA Group Ltd.	3,770	10,439
Hills Industries Ltd.	3,958	6,040

		16,479
CAPITAL MARKETS — 4.60%
BT Investment Management Ltd.	1,166	5,349
IOOF Holdings Ltd.	3,416	27,284
Magellan Financial Group Ltd.	1,730	16,521
Perpetual Ltd.	658	26,879
Platinum Asset Management Ltd.	3,474	19,651

		95,684
CHEMICALS — 2.25%
DuluxGroup Ltd.	6,698	33,604
Nufarm Ltd.	2,968	13,263

		46,867
COMMERCIAL SERVICES & SUPPLIES — 5.67%
Cabcharge Australia Ltd.	2,026	7,332
Credit Corp. Group Ltd.	668	5,494
Downer EDI Ltd.	7,532	32,764
Mineral Resources Ltd.	2,264	22,552
Programmed Maintenance Services Ltd.	2,098	5,790
Tox Free Solutions Ltd.	2,150	6,994
Transfield Services Ltd.	7,732	8,020
Transpacific Industries Group Ltd.[a]	27,554	28,957

		117,903
CONSTRUCTION & ENGINEERING — 3.74%
Ausdrill Ltd.	4,872	3,473
Ausenco Ltd.	1,610	1,766
Cardno Ltd.	2,282	14,097
Decmil Group Ltd.	1,980	3,366
Forge Group Ltd.	1,340	918
MACA Ltd.	2,076	4,629

Security	Shares	Value

Monadelphous Group Ltd.[b]	1,440	$21,713
NRW Holdings Ltd.	4,522	4,876
RCR Tomlinson Ltd.	2,208	6,013
UGL Ltd.	2,880	16,976

		77,827
CONSTRUCTION MATERIALS — 2.33%
Adelaide Brighton Ltd.	7,846	27,175
CSR Ltd.	8,884	21,271

		48,446
CONSUMER FINANCE — 0.69%
FlexiGroup Ltd.	3,548	14,331

		14,331
DISTRIBUTORS — 0.99%
Breville Group Ltd.	1,468	11,188
Pacific Brands Ltd.	15,854	9,490

		20,678
DIVERSIFIED CONSUMER SERVICES — 2.28%
G8 Education Ltd.	4,120	12,048
Invocare Ltd.	1,788	17,369
Navitas Ltd.	3,294	18,062

		47,479
DIVERSIFIED FINANCIAL SERVICES — 2.63%
Challenger Ltd.	9,350	51,438
IMF Australia Ltd.	2,000	3,134

		54,572
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.76%
Amcom Telecommunications Ltd.	3,422	6,630
iiNET Ltd.	2,146	12,100
M2 Telecommunications Group Ltd.	2,548	13,692
NEXTDC Ltd.[a]	3,272	6,518
TPG Telecom Ltd.	4,868	18,373

		57,313
ELECTRIC UTILITIES — 1.56%
Spark Infrastructure Group	21,878	32,489

		32,489
ENERGY EQUIPMENT & SERVICES — 0.15%
Miclyn Express Offshore Ltd.	1,580	3,148

		3,148
FOOD PRODUCTS — 2.74%
Australian Agricultural Co. Ltd.[a]	6,055	6,640
Goodman Fielder Ltd.	30,634	18,897
GrainCorp Ltd. Class A	3,182	25,357
Tassal Group Ltd.	2,188	6,078

		56,972

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

GAS UTILITIES — 0.71%
Envestra Ltd.	15,408	$14,855

		14,855
HEALTH CARE EQUIPMENT & SUPPLIES — 2.05%
Ansell Ltd.	2,296	42,615

		42,615
HEALTH CARE PROVIDERS & SERVICES — 2.90%
Primary Health Care Ltd.	8,420	38,473
Sigma Pharmaceuticals Ltd.	19,846	10,701
Virtus Health Ltd.[a]	1,370	11,017

		60,191
HOTELS, RESTAURANTS & LEISURE — 3.85%
Ainsworth Game Technology Ltd.	1,882	7,739
Ardent Leisure Group	6,926	12,722
Aristocrat Leisure Ltd.	7,828	33,765
Corporate Travel Management Ltd.	600	3,169
Domino’s Pizza Enterprises Ltd.	1,120	15,660
Retail Food Group Ltd.	1,720	6,979

		80,034
HOUSEHOLD DURABLES — 0.30%
G.U.D Holdings Ltd.	1,220	6,299

		6,299
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.21%
Energy World Corp. Ltd.[a,b]	12,254	4,423

		4,423
INSURANCE — 0.67%
Steadfast Group Ltd.[a]	8,600	13,911

		13,911
INTERNET & CATALOG RETAIL — 0.51%
Webjet Ltd.	1,066	2,679
Wotif.com Holdings Ltd.	1,974	7,883

		10,562
INTERNET SOFTWARE & SERVICES — 1.44%
carsales.com Ltd.	3,356	29,841

		29,841
IT SERVICES — 1.40%
Iress Ltd.	2,250	20,192
SMS Management & Technology Ltd.	1,212	4,596
UXC Ltd.	4,576	4,307

		29,095

Security	Shares	Value

MACHINERY — 0.84%
Austin Engineering Ltd.	806	$2,357
Bradken Ltd.	2,976	15,094

		17,451
MARINE — 0.55%
Mermaid Marine Australia Ltd.	3,826	11,433

		11,433
MEDIA — 3.56%
APN News & Media Ltd.[a]	7,362	3,028
Fairfax Media Ltd.	34,348	18,833
Seven West Media Ltd.	11,256	22,836
Southern Cross Media Group Ltd.	9,228	13,240
STW Communications Group Ltd.	6,146	8,312
Ten Network Holdings Ltd.[a]	29,002	7,686

		73,935
METALS & MINING — 14.59%
Aquarius Platinum Ltd.[a]	9,016	6,715
Arrium Ltd.	23,856	34,336
Atlas Iron Ltd.	14,396	15,063
BC Iron Ltd.	2,070	9,364
Beadell Resources Ltd.[a,b]	11,864	8,240
BlueScope Steel Ltd.[a]	9,742	48,431
Cudeco Ltd.[a,b]	2,420	4,423
Evolution Mining Ltd.	8,654	4,785
Grange Resources Ltd.	6,466	1,477
Independence Group NL	3,794	10,228
Kingsgate Consolidated Ltd.[b]	2,454	2,332
Lynas Corp. Ltd.[a,b]	33,920	9,454
Medusa Mining Ltd.[a]	3,502	5,408
Metals X Ltd.[a]	14,988	2,465
Mineral Deposits Ltd.[a]	1,406	3,212
Mirabela Nickel Ltd.[a,b,c]	14,470	—
Mount Gibson Iron Ltd.	11,804	11,272
Northern Star Resources Ltd.	5,366	3,335
OM Holdings Ltd.[a]	4,710	1,506
OZ Minerals Ltd.	5,358	15,032
PanAust Ltd.	8,618	11,971
Papillon Resources Ltd.[a]	4,604	3,976
Perseus Mining Ltd.[a]	7,318	1,872
Regis Resources Ltd.	5,604	15,364
Resolute Mining Ltd.	11,498	5,254
Sandfire Resources NLa	1,700	8,964
Silver Lake Resources Ltd.[a]	7,480	3,179
Sims Metal Management Ltd.[a]	2,814	26,307
Sirius Resources NLa	3,590	7,021
St Barbara Ltd.[a]	8,996	2,302
Sundance Resources Ltd.[a]	43,340	4,555
Syrah Resources Ltd.[a]	1,500	3,770
Tiger Resources Ltd.[a]	12,770	3,968
Western Areas NL	2,620	5,004
Western Desert Resources Ltd.[a]	4,188	2,756

		303,341

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

MULTI-UTILITIES — 1.92%
DUET Group	20,844	$40,001

		40,001
MULTILINE RETAIL — 2.84%
David Jones Ltd.	8,888	24,123
Myer Holdings Ltd.	10,374	27,019
Reject Shop Ltd. (The)	508	7,869

		59,011
OIL, GAS & CONSUMABLE FUELS — 7.27%
Aquila Resources Ltd.[a]	3,362	6,790
Aurora Oil and Gas Ltd.[a]	7,086	19,556
AWE Ltd.[a]	8,750	9,556
Beach Energy Ltd.	21,984	27,021
Buru Energy Ltd.[a]	3,646	4,681
Drillsearch Energy Ltd.[a]	6,400	7,545
Energy Resources of Australia Ltd.[a]	3,386	3,945
Horizon Oil Ltd.[a]	17,960	4,924
Karoon Gas Australia Ltd.[a]	3,824	14,607
Maverick Drilling & Exploration Ltd.[a]	6,354	2,874
Paladin Energy Ltd.[a]	14,874	5,573
Red Fork Energy Ltd.[a]	6,922	2,119
Roc Oil Co. Ltd.[a]	11,054	4,697
Senex Energy Ltd.[a]	16,172	11,971
Sundance Energy Australia Ltd.[a]	7,400	6,830
Whitehaven Coal Ltd.[a]	12,400	18,358

		151,047
PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
PHARMACEUTICALS — 0.70%
Acrux Ltd.	2,644	6,041
Mayne Pharma Group Ltd.[a]	7,700	5,277
Starpharma Holdings Ltd.[a]	4,200	3,147

		14,465
PROFESSIONAL SERVICES — 1.61%
McMillan Shakespeare Ltd.	874	10,559
SAI Global Ltd.	3,788	14,054
Skilled Group Ltd.	2,916	8,954

		33,567
REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.43%
Abacus Property Group	4,698	9,703
Astro Japan Property Trust	1,092	3,543
Australand Property Group	6,032	20,726
BWP Trust	8,368	17,512
Challenger Diversified Property Group	1,702	3,904
Charter Hall Group	3,744	12,830
Charter Hall Retail REIT	5,124	17,747
Commonwealth Property Office Fund	37,018	42,963
Cromwell Group	22,350	19,914

Security	Shares	Value

Investa Office Fund	10,704	$30,519
Shopping Centres Australasia Property Group	11,500	16,605

		195,966
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
FKP Property Group	6,611	12,989

		12,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Silex Systems Ltd.[a]	2,226	4,638

		4,638
SPECIALTY RETAIL — 4.38%
Automotive Holdings Group	2,874	9,534
Cash Converters International Ltd.	4,346	3,396
JB Hi-Fi Ltd.	1,762	32,848
Premier Investments Ltd.	1,462	10,488
Super Retail Group Ltd.	2,388	29,875
Thorn Group Ltd.	2,436	4,987

		91,128
TRANSPORTATION INFRASTRUCTURE — 1.60%
Macquarie Atlas Roads Group	6,854	16,473
Qube Logistics Holdings Ltd.	8,970	16,886

		33,359

TOTAL COMMON STOCKS
(Cost: $2,157,933)		2,068,424

PREFERRED STOCKS — 0.26%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,c]	22	—

		—
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.26%
Multiplex SITES Trust[a]	70	5,373

		5,373

TOTAL PREFERRED STOCKS
(Cost: $6,267)		5,373

RIGHTS — 0.01%

AIRLINES — 0.00%
Virgin Australia Holdings Ltd.[a]	7,142	65

		65
HOTELS, RESTAURANTS & LEISURE — 0.01%
Corporate Travel Management Ltd.[a]	89	84

		84

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

METALS & MINING — 0.00%
CuDeco Ltd.[a,b]	403	$5

		5

TOTAL RIGHTS
(Cost: $0)		154

SHORT-TERM INVESTMENTS — 3.45%
MONEY MARKET FUNDS — 3.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	67,355	67,355
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	3,900	3,900
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	482	482

		71,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,737)		71,737

TOTAL INVESTMENTS IN SECURITIES — 103.20%
(Cost: $2,235,937)		2,145,688
Other Assets, Less Liabilities — (3.20)%		(66,537)

NET ASSETS — 100.00%		$2,079,151

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 87.80%

AUTO COMPONENTS — 2.16%
Autometal SA	35,000	$264,010
MAHLE Metal Leve SA	42,000	504,558

		768,568
BUILDING PRODUCTS — 0.42%
Portobello SA	70,000	150,005

		150,005
CHEMICALS — 0.18%
Fertilizantes Heringer SAa	17,505	62,270

		62,270
COMMERCIAL SERVICES & SUPPLIES — 2.32%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	52,510	823,686

		823,686
CONSTRUCTION MATERIALS — 2.28%
Eternit SA	84,000	322,212
Magnesita Refratarios SA	192,500	487,592

		809,804
DIVERSIFIED CONSUMER SERVICES — 1.59%
Abril Educacao SA Units	38,500	565,310

		565,310
ELECTRIC UTILITIES — 8.97%
Alupar Investimento SA Units[a]	91,000	649,373
Equatorial Energia SA	175,040	1,800,476
Light SA	80,500	742,121

		3,191,970
FOOD & STAPLES RETAILING — 1.12%
Brazil Pharma SAa	126,000	400,154

		400,154
FOOD PRODUCTS — 7.29%
BrasilAgro - Companhia Brasileira Propriedades Agricolas[a]	35,000	149,255
Marfrig Alimentos SAa	259,000	479,537
Minerva SAa	98,000	436,816
Sao Martinho SA	56,000	731,786
SLC Agricola SA	56,000	477,377
Tereos Internacional SA	269,500	319,947

		2,594,718

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 5.48%
Diagnosticos da America SA	224,000	$1,169,322
Fleury SA	59,500	498,543
Profarma Distribuidora de Produtos Farmaceuticos SA	17,500	142,880
Tempo Participacoes SA	94,500	139,325

		1,950,070
HOTELS, RESTAURANTS & LEISURE — 1.38%
International Meal Co. Holdings SAa	56,000	491,778

		491,778
HOUSEHOLD DURABLES — 14.72%
Brookfield Incorporacoes SAa	381,589	183,169
Direcional Engenharia SA	77,000	412,845
Even Construtora e Incorporadora SA	192,500	678,174
EZ TEC Empreendimentos e Participacoes SA	56,000	742,827
Gafisa SAa	479,500	696,670
Helbor Empreendimentos SA	140,430	516,400
PDG Realty SA Empreendimentos e Participacoes[a]	1,333,500	960,154
Rodobens Negocios Imobiliarios SA	28,000	150,005
Rossi Residencial SAa	308,074	285,199
Tecnisa SAa	112,000	423,375
UNICASA Industria de Moveis SA	73,500	190,582

		5,239,400
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.86%
Eneva SAa	231,000	306,911

		306,911
INSURANCE — 1.57%
Brasil Insurance Participacoes e Administracao SA	66,500	558,620

		558,620
INTERNET & CATALOG RETAIL — 1.18%
B2W Companhia Global do Varejo[a]	70,000	421,515

		421,515
MACHINERY — 3.26%
Industrias Romi SAa	31,500	81,003
Iochpe-Maxion SA	73,500	825,644
Kepler Weber SA	14,000	252,729

		1,159,376
MARINE — 0.53%
Log-in Logistica Intermodal SAa	49,000	186,907

		186,907
MEDIA — 3.78%
Multiplus SA	52,500	659,274
Smiles SA	42,000	589,521
T4F Entretenimento SAa	45,500	95,553

		1,344,348

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

METALS & MINING — 1.31%
MMX Mineracao e Metalicos SAa	269,500	$77,388
Paranapanema SAa	175,000	390,014

		467,402
MULTILINE RETAIL — 2.13%
Magazine Luiza SAa	63,000	226,808
Marisa Lojas SA	63,000	531,379

		758,187
OIL, GAS & CONSUMABLE FUELS — 1.87%
QGEP Participacoes SA	87,500	385,139
Vanguarda Agro SAa	192,351	281,941

		667,080
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.13%
Aliansce Shopping Centers SA	98,000	835,830
Brasil Brokers Participacoes SA	126,000	304,031
General Shopping Brasil SAa	24,500	101,224
Iguatemi Empresa de Shopping Centers SA	77,000	786,088
JHSF Participacoes SA	94,500	183,471
LPS Brasil - Consultoria de Imoveis SA	70,000	480,017
Sao Carlos Empreendimentos e Participacoes SA	17,500	285,010
Sonae Sierra Brasil SA	31,500	271,765

		3,247,436
ROAD & RAIL — 2.91%
Companhia de Locacao das Americas	73,500	237,833
Julio Simoes Logistica SA	84,000	576,021
Tegma Gestao Logistica SA	24,500	220,508

		1,034,362
SOFTWARE — 1.36%
Linx SA	24,500	483,122

		483,122
TEXTILES, APPAREL & LUXURY GOODS — 3.42%
Arezzo Industria e Comercio SA	49,000	609,022
Companhia Providencia Industria e Comercio SA	28,000	92,883
Restoque Comercio e Confeccoes de Roupas SA	105,000	276,760
Technos SA	35,000	237,758

		1,216,423
TRADING COMPANIES & DISTRIBUTORS — 3.44%
Mills Estruturas e Servicos de Engenharia SA	91,000	1,224,644

		1,224,644

TRANSPORTATION INFRASTRUCTURE — 3.14%
LLX Logistica SAa	325,500	138,110
LLX Logistica SA New[a]	655,599	272,552
Santos Brasil Participacoes SA Units	52,500	451,591

Security	Shares	Value

TPI - Triunfo Participacoes e Investimentos SA	59,500	$256,284

		1,118,537

TOTAL COMMON STOCKS
(Cost: $35,766,853)		31,242,603

PREFERRED STOCKS — 11.88%

AIRLINES — 1.25%
GOL Linhas Aereas Inteligentes SA	105,000	445,966

		445,966
CHEMICALS — 0.34%
Unipar Carbocloro SA Class B	523,011	121,044

		121,044
COMMERCIAL BANKS — 3.69%
Banco ABC Brasil SA	57,724	309,247
Banco Daycoval SA	80,500	308,786
Banco Industrial e Comercial SA	77,045	246,993
Banco Panamericano SA	147,076	293,112
Banco Pine SA	35,003	156,019

		1,314,157
ELECTRIC UTILITIES — 2.95%
Centrais Eletricas Santa Catarina SA	23,846	201,336
Companhia Energetica do Ceara Class A	24,500	421,590
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	105,000	425,715

		1,048,641
MACHINERY — 1.83%
Randon SA Implementos e Participacoes	126,000	649,103

		649,103
MEDIA — 0.64%
Saraiva Livreiros Editores SA	21,000	225,908

		225,908
METALS & MINING — 0.80%
Companhia de Ferro Ligas da Bahia - Ferbasa	49,010	285,668

		285,668
PAPER & FOREST PRODUCTS — 0.38%
Eucatex SA Industria e Comercio	49,000	135,665

		135,665

TOTAL PREFERRED STOCKS
(Cost: $4,761,896)		4,226,152

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	14,576	$14,576

		14,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,576)		14,576

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $40,543,325)		35,483,331
Other Assets, Less Liabilities — 0.28%		100,219

NET ASSETS — 100.00%		$35,583,550

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.34%
MacDonald Dettwiler & Associates Ltd.	384	$30,373

		30,373
AIRLINES — 0.04%
Exchange Income Corp.	44	891

		891
AUTO COMPONENTS — 1.21%
Linamar Corp.	520	20,394
Martinrea International Inc.	852	7,146

		27,540
BEVERAGES — 0.37%
Cott Corp.	1,008	8,426

		8,426
CAPITAL MARKETS — 2.52%
AGF Management Ltd. Class B	746	10,112
Alaris Royalty Corp.	308	10,491
Canaccord Genuity Group Inc.	952	5,467
Dundee Corp. Class Aa	434	7,539
Gluskin Sheff + Associates Inc.	256	5,922
GMP Capital Inc.	552	3,128
Sprott Inc.	1,218	3,049
Tricon Capital Group Inc.	814	5,820
Uranium Participation Corp.[a]	1,116	5,882

		57,410
CHEMICALS — 0.40%
Canexus Corp.	1,598	9,132

		9,132
COMMERCIAL BANKS — 1.83%
Canadian Western Bank	848	27,946
Laurentian Bank of Canada	304	13,611

		41,557
COMMERCIAL SERVICES & SUPPLIES — 4.10%
Black Diamond Group Ltd.	403	11,229
DirectCash Payments Inc.	134	2,467
Horizon North Logistics Inc.	1,058	9,004
Newalta Corp.	531	8,125
Progressive Waste Solutions Ltd.	1,238	31,748
Ritchie Bros. Auctioneers Inc.[b]	970	19,937
Transcontinental Inc. Class A	680	10,842

		93,352

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.69%
EXFO Inc.[a]	286	$1,448
Sandvine Corp.[a]	1,508	3,775
Sierra Wireless Inc.[a]	330	6,268
Wi-Lan Inc.	1,330	4,296

		15,787
CONSTRUCTION & ENGINEERING — 1.59%
Aecon Group Inc.	594	8,612
Badger Daylighting Ltd.	132	10,835
Bird Construction Inc.	440	5,100
Genivar Inc.	389	11,541

		36,088
CONTAINERS & PACKAGING — 0.53%
Cascades Inc.	707	4,267
Intertape Polymer Group Inc.	580	7,840

		12,107
DIVERSIFIED CONSUMER SERVICES — 0.27%
EnerCare Inc.	635	6,046

		6,046
DIVERSIFIED FINANCIAL SERVICES — 1.45%
Element Financial Corp.[a]	1,670	23,030
TMX Group Ltd.	204	9,939

		32,969
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.29%
Manitoba Telecom Services Inc.	240	6,592

		6,592
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.22%
Avigilon Corp.[a]	344	9,819
Celestica Inc.[a]	1,774	17,946

		27,765
ENERGY EQUIPMENT & SERVICES — 9.68%
Calfrac Well Services Ltd.	366	10,917
Canadian Energy Services & Technology Corp.	642	12,777
Canyon Services Group Inc.	638	6,725
Enerflex Ltd.	832	10,978
Ensign Energy Services Inc.	1,402	21,493
Essential Energy Services Ltd.[a]	1,330	3,857
Mullen Group Ltd.	962	25,361
Pason Systems Inc.	708	15,348
Poseidon Concepts Corp.[a]	789	5
Precision Drilling Corp.	2,524	23,507
Savanna Energy Services Corp.	934	6,811
Secure Energy Services Inc.	1,102	16,914
ShawCor Ltd.	634	24,044
Total Energy Services Inc.	315	5,597
Trican Well Service Ltd.	1,594	18,971
Trinidad Drilling Ltd.	1,290	12,026

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Western Energy Services Corp.	670	$4,708

		220,039
FOOD & STAPLES RETAILING — 1.43%
Jean Coutu Group PJC Inc. (The) Class A	928	16,006
Liquor Stores N.A. Ltd.	234	3,249
North West Co. Inc. (The)	520	13,261

		32,516
FOOD PRODUCTS — 1.02%
Alliance Grain Traders Inc.	169	2,401
Maple Leaf Foods Inc.	1,056	16,757
Premium Brands Holdings Corp.	192	3,939

		23,097
GAS UTILITIES — 0.89%
Superior Plus Corp.	1,358	14,302
Valener Inc.	412	6,040

		20,342
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Extendicare Inc.	933	6,028
Leisureworld Senior Care Corp.	322	3,486
Medical Facilities Corp.	336	5,398

		14,912
HOTELS, RESTAURANTS & LEISURE — 0.54%
Great Canadian Gaming Corp.[a]	514	7,210
Whistler Blackcomb Holdings Inc.	322	4,994

		12,204
HOUSEHOLD DURABLES — 0.44%
Dorel Industries Inc. Class B	282	9,909

		9,909
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.90%
Algonquin Power & Utilities Corp.	1,746	11,182
Atlantic Power Corp.	1,300	4,764
Boralex Inc. Class Aa	222	2,294
Capital Power Corp.	862	17,017
Capstone Infrastructure Corp.	1,008	3,475
Innergex Renewable Energy Inc.	1,018	9,404
Northland Power Inc.	1,040	15,492
TransAlta Renewables Inc.	238	2,405

		66,033
IT SERVICES — 1.01%
Davis & Henderson Corp.	866	22,985

		22,985
LEISURE EQUIPMENT & PRODUCTS — 0.34%
BRP Inc.[a]	192	5,201

Security	Shares	Value

MEGA Brands Inc.[a]	182	$2,529

		7,730
MACHINERY — 1.26%
Ag Growth International Inc.	135	5,177
ATS Automation Tooling Systems Inc.[a]	934	11,513
Westport Innovations Inc.[a,b]	566	12,018

		28,708
MEDIA — 5.02%
Aimia Inc.	1,854	32,835
Cineplex Inc.	674	27,209
Cogeco Cable Inc.	178	8,077
Corus Entertainment Inc. Class B	870	20,051
DHX Media Ltd.	710	3,367
Quebecor Inc. Class B	910	22,692

		114,231
METALS & MINING — 16.27%
Alacer Gold Corp.	2,501	5,032
Alamos Gold Inc.	1,360	17,483
Argonaut Gold Inc.[a]	1,606	8,510
Asanko Gold Inc.[a,b]	806	1,721
AuRico Gold Inc.	2,658	10,344
B2Gold Corp.[a]	6,602	13,844
Capstone Mining Corp.[a]	3,228	8,202
Centerra Gold Inc.	1,788	5,371
China Gold International Resources Corp. Ltd.[a]	1,654	4,531
Continental Gold Ltd.[a]	1,157	2,907
Detour Gold Corp.[a]	1,468	5,727
Dominion Diamond Corp.[a]	870	11,759
Dundee Precious Metals Inc.[a,b]	1,170	3,536
Endeavour Mining Corp.[a]	4,458	2,400
Endeavour Silver Corp.[a]	1,086	4,134
First Majestic Silver Corp.[a]	1,240	12,087
Fortuna Silver Mines Inc.[a]	1,374	4,633
Gabriel Resources Ltd.[a]	2,414	1,984
Guyana Goldfields Inc.[a]	1,343	2,397
HudBay Minerals Inc.	1,858	13,426
IAMGOLD Corp.	4,024	17,674
Imperial Metals Corp.[a]	470	6,326
Ivanhoe Mines Ltd.[a]	3,902	7,556
Labrador Iron Ore Royalty Corp.	684	20,325
Lundin Mining Corp.[a]	5,620	23,038
MAG Silver Corp.[a,b]	520	3,143
Major Drilling Group International Inc.	832	6,413
Nevsun Resources Ltd.	2,094	7,061
NGEx Resources Inc.[a]	1,467	2,369
North American Palladium Ltd.[a,b]	1,703	804
Novagold Resources Inc.[a]	2,738	6,362
OceanaGold Corp.[a]	3,199	5,409
Osisko Mining Corp.[a]	4,674	19,116
Pan American Silver Corp.	1,614	17,288
Premier Gold Mines Ltd.[a,b]	1,631	2,496
Pretium Resources Inc.[a]	820	4,461
Primero Mining Corp.[a]	854	4,469
Romarco Minerals Inc.[a]	6,411	2,271
Rubicon Minerals Corp.[a]	3,140	3,085
Sandstorm Gold Ltd.[a]	1,086	4,944
Seabridge Gold Inc.[a,b]	359	2,489

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

SEMAFO Inc.	2,880	$7,562
Sherritt International Corp.	3,172	10,337
Silver Standard Resources Inc.[a]	880	5,187
Silvercorp Metals Inc.	1,866	4,688
Tahoe Resources Inc.[a]	932	16,515
Tanzanian Royalty Exploration Corp.[a,b]	1,056	2,135
Taseko Mines Ltd.[a]	2,092	4,150
Thompson Creek Metals Co. Inc.[a]	1,642	4,591
Timmins Gold Corp.[a]	1,546	1,767
Torex Gold Resources Inc.[a]	6,586	5,910

		369,969
MULTI-UTILITIES — 0.48%
Just Energy Group Inc.	1,532	10,867

		10,867
MULTILINE RETAIL — 0.63%
Hudson’s Bay Co.	482	9,356
Sears Canada Inc.	277	5,018

		14,374
OIL, GAS & CONSUMABLE FUELS — 16.82%
Advantage Oil & Gas Ltd.[a]	1,772	7,214
Angle Energy Inc.[a]	834	2,686
Bankers Petroleum Ltd.[a]	2,757	10,338
Bellatrix Exploration Ltd.[a,b]	1,496	10,019
Birchcliff Energy Ltd.[a,b]	1,081	7,495
BlackPearl Resources Inc.[a]	3,200	7,284
Bonavista Energy Corp.	1,858	23,657
Bonterra Energy Corp.	268	13,644
Canacol Energy Ltd.[a]	836	3,846
Cequence Energy Ltd.[a]	1,518	2,466
Crew Energy Inc.[a]	1,122	6,104
DeeThree Exploration Ltd.[a]	778	6,731
Denison Mines Corp.[a]	4,201	4,722
Enbridge Income Fund Holdings Inc.	484	10,469
Freehold Royalties Ltd.	540	11,512
Gibson Energy Inc.	1,306	31,654
Ithaca Energy Inc.[a]	3,437	8,311
Kelt Exploration Ltd.[a]	726	6,213
Legacy Oil & Gas Inc. Class Aa	1,524	8,839
Lightstream Resources Ltd.	2,102	11,059
Long Run Exploration Ltd.[a]	1,012	5,028
Longview Oil Corp.	190	930
Niko Resources Ltd.[a]	727	1,188
NuVista Energy Ltd.[a]	1,282	8,561
Paramount Resources Ltd. Class Aa,b	614	21,128
Parex Resources Inc.[a]	1,112	6,691
Parkland Fuel Corp.	759	13,091
Petrominerales Ltd.	914	10,576
Raging River Exploration Inc.[a]	1,744	10,378
RMP Energy Inc.[a]	1,252	6,989
Southern Pacific Resource Corp.[a]	4,335	1,310
Sprott Resource Corp.	930	2,179
Spyglass Resources Corp.[b]	1,395	2,359
Surge Energy Inc.	1,298	7,638
Tag Oil Ltd.[a]	672	2,196
TORC Oil & Gas Ltd.	680	6,622
TransGlobe Energy Corp.[a]	805	7,132
Trilogy Energy Corp.	740	18,767

Security	Shares	Value

Twin Butte Energy Ltd.	3,106	$6,308
Veresen Inc.	2,144	27,704
Whitecap Resources Inc.	1,784	21,535

		382,573
PAPER & FOREST PRODUCTS — 3.56%
Ainsworth Lumber Co. Ltd.[a]	1,150	4,160
Canfor Corp.[a]	916	20,332
Canfor Pulp Products Inc.	391	3,996
International Forest Products Ltd.[a]	672	7,814
Norbord Inc.	288	8,738
West Fraser Timber Co. Ltd.	368	32,604
Western Forest Products Inc.	2,048	3,289

		80,933
PERSONAL PRODUCTS — 0.29%
Atrium Innovations Inc.[a]	288	6,597

		6,597
PHARMACEUTICALS — 0.69%
Paladin Labs Inc.[a]	144	15,778

		15,778
PROFESSIONAL SERVICES — 1.72%
Morneau Shepell Inc.	496	6,962
Stantec Inc.	496	32,195

		39,157
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.85%
Allied Properties Real Estate Investment Trust	352	10,832
Artis Real Estate Investment Trust	660	8,977
Boardwalk Real Estate Investment Trust	252	14,079
Brookfield Office Properties Canada	138	3,311
Calloway Real Estate Investment Trust	616	14,645
Canadian Apartment Properties Real Estate Investment Trust	554	10,727
Canadian Real Estate Investment Trust	362	14,535
Chartwell Retirement Residences	914	8,625
Choice Properties REIT	454	4,511
Cominar Real Estate Investment Trust	661	11,282
Crombie Real Estate Investment Trust	368	4,634
Dundee Industrial Real Estate Investment Trust	292	2,361
Dundee International Real Estate Investment Trust	572	4,620
Dundee Real Estate Investment Trust	550	14,546
Granite Real Estate Investment Trust	242	8,195
InnVest Real Estate Investment Trust	490	2,138
InterRent Real Estate Investment Trust	300	1,561
Morguard North American Residential Real Estate Investment Trust	154	1,385
Morguard Real Estate Investment Trust	342	5,272
Northern Property Real Estate Investment Trust	170	4,506
NorthWest Healthcare Properties Real Estate Investment Trust	205	2,043
Pure Industrial Real Estate Trust	718	3,052

		155,837
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.20%
Dream Unlimited Corp. Class Aa	424	6,063
FirstService Corp.	325	13,535
Killam Properties Inc.	552	5,574

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Mainstreet Equity Corp.[a]	62	$2,020

		27,192
ROAD & RAIL — 1.03%
Student Transportation Inc.[b]	740	4,662
TransForce Inc.	790	18,782

		23,444
SOFTWARE — 1.71%
Constellation Software Inc.	182	32,547
Redknee Solutions Inc.[a]	910	6,361

		38,908
SPECIALTY RETAIL — 1.11%
AutoCanada Inc.	156	6,315
Reitmans Canada Ltd. Class A	524	2,975
RONA Inc.	1,310	16,049

		25,339
THRIFTS & MORTGAGE FINANCE — 1.94%
Genworth MI Canada Inc.	468	15,472
Home Capital Group Inc.	354	28,682

		44,154
TRADING COMPANIES & DISTRIBUTORS — 1.90%
Russel Metals Inc.	652	17,410
Toromont Industries Ltd.	822	19,861
Wajax Corp.	178	5,994

		43,265
TRANSPORTATION INFRASTRUCTURE — 0.56%
Westshore Terminals Investment Corp.	390	12,665

		12,665

TOTAL COMMON STOCKS
(Cost: $2,485,502)		2,269,793

SHORT-TERM INVESTMENTS — 3.47%

MONEY MARKET FUNDS — 3.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	74,276	74,276
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,300	4,300

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	314	$314

		78,890

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,890)		78,890

TOTAL INVESTMENTS IN SECURITIES — 103.27%
(Cost: $2,564,392)		2,348,683
Other Assets, Less Liabilities — (3.27)%		(74,465)

NET ASSETS — 100.00%		$2,274,218

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

12

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 0.15%
AviChina Industry & Technology Co. Ltd. Class H	2,728,000	$1,650,316

		1,650,316
AIRLINES — 0.19%
Air China Ltd. Class H	2,724,000	2,115,210

		2,115,210
AUTOMOBILES — 3.41%
Brilliance China Automotive Holdings Ltd.	4,540,000	7,940,820
BYD Co. Ltd. Class Ha,b	794,500	3,996,762
Chongqing Changan Automobile Co. Ltd.	1,229,600	2,612,205
Dongfeng Motor Group Co. Ltd. Class H	4,086,000	6,493,202
Geely Automobile Holdings Ltd.[b]	7,945,000	4,099,243
Great Wall Motor Co. Ltd. Class Hb	1,475,500	9,011,748
Guangzhou Automobile Group Co. Ltd. Class H	3,180,000	4,224,878

		38,378,858
BEVERAGES — 0.44%
Tsingtao Brewery Co. Ltd. Class H	454,000	3,812,296
Yantai Changyu Pioneer Wine Co. Ltd. Class B	340,000	1,157,798

		4,970,094
CAPITAL MARKETS — 0.84%
China Everbright Ltd.	1,364,000	2,234,436
CITIC Securities Co. Ltd. Class H	1,589,000	4,025,457
Haitong Securities Co. Ltd. Class H	1,816,000	3,143,534

		9,403,427
CHEMICALS — 0.45%
China BlueChemical Ltd. Class H	2,730,000	1,852,244
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,994,000	1,475,142
Yingde Gases Group Co. Ltd.[b]	1,589,000	1,701,186

		5,028,572
COMMERCIAL BANKS — 24.08%
Agricultural Bank of China Ltd. Class H	31,099,000	15,965,382
Bank of China Ltd. Class H	108,960,000	52,704,559
Bank of Communications Co. Ltd. Class H	12,712,200	9,493,997
China CITIC Bank Corp. Ltd. Class H	11,804,800	6,897,738
China Construction Bank Corp. Class H	104,420,000	84,584,961
China Merchants Bank Co. Ltd. Class H	6,583,150	14,027,931
China Minsheng Banking Corp. Ltd. Class H	7,491,000	9,034,440
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,405,000	1,783,171
Industrial and Commercial Bank of China Ltd. Class H	106,690,000	76,652,925

		271,145,104

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.31%
China Everbright International Ltd.	3,178,000	$3,541,746

		3,541,746
COMMUNICATIONS EQUIPMENT — 0.59%
AAC Technologies Holdings Inc.	1,021,500	4,611,649
ZTE Corp. Class Ha,b	916,000	2,044,049

		6,655,698
COMPUTERS & PERIPHERALS — 0.96%
Lenovo Group Ltd.	9,080,000	10,763,442

		10,763,442
CONSTRUCTION & ENGINEERING — 1.66%
China Communications Construction Co. Ltd. Class H	6,356,000	5,353,612
China Railway Construction Corp. Ltd. Class H	2,837,500	3,180,574
China Railway Group Ltd. Class H	5,675,000	3,272,075
China State Construction International Holdings Ltd.	2,724,000	4,785,574
Sinopec Engineering Group Co. Ltd.	1,362,000	2,080,073

		18,671,908
CONSTRUCTION MATERIALS — 1.34%
Anhui Conch Cement Co. Ltd. Class H	1,816,000	7,085,835
BBMG Corp. Class H	1,702,500	1,508,668
China National Building Material Co. Ltd. Class H	4,086,000	4,569,485
China Resources Cement Holdings Ltd.	2,730,000	1,954,364

		15,118,352
DIVERSIFIED FINANCIAL SERVICES — 0.12%
Far East Horizon Ltd.	1,816,000	1,389,058

		1,389,058
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
China Communications Services Corp. Ltd. Class H	3,632,800	2,380,428
China Telecom Corp. Ltd. Class H	19,976,000	10,796,236
China Unicom (Hong Kong) Ltd.	6,810,000	10,839,571

		24,016,235
ELECTRICAL EQUIPMENT — 0.37%
Shanghai Electric Group Co. Ltd. Class H	4,128,000	1,490,897
Zhuzhou CSR Times Electric Co. Ltd. Class H	682,000	2,625,902

		4,116,799
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.24%
Kingboard Chemical Holdings Co. Ltd.	1,021,800	2,741,442

		2,741,442
ENERGY EQUIPMENT & SERVICES — 0.61%
China Oilfield Services Ltd. Class H	2,270,000	6,851,593

		6,851,593

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2013

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.11%
China Resources Enterprise Ltd.	1,816,000	$6,406,532
Sun Art Retail Group Ltd.[b]	3,405,000	5,059,638
Wumart Stores Inc. Class H	682,000	1,055,639

		12,521,809
FOOD PRODUCTS — 3.13%
Biostime International Holdings Ltd.	227,000	1,894,436
China Agri-Industries Holdings Ltd.	2,951,900	1,507,810
China Mengniu Dairy Co. Ltd.	2,043,000	9,341,883
Tingyi (Cayman Islands) Holding Corp.	2,724,000	8,081,366
Uni-President China Holdings Ltd.[b]	1,590,000	1,612,016
Want Want China Holdings Ltd.	8,626,000	12,773,243

		35,210,754
GAS UTILITIES — 1.37%
China Gas Holdings Ltd.	2,724,000	3,689,319
China Resources Gas Group Ltd.	1,366,000	4,193,508
ENN Energy Holdings Ltd.	1,074,000	7,563,917

		15,446,744
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,728,000	3,722,887

		3,722,887
HEALTH CARE PROVIDERS & SERVICES — 0.59%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	998,800	2,339,614
Sinopharm Group Co. Ltd. Class H	1,452,800	4,319,431

		6,659,045
HOUSEHOLD DURABLES — 0.24%
Haier Electronics Group Co. Ltd.	1,135,000	2,673,292

		2,673,292
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.59%
China Longyuan Power Group Corp. Ltd. Class H	3,859,000	4,962,720
China Resources Power Holdings Co. Ltd.	2,730,000	6,606,102
Datang International Power Generation Co. Ltd. Class H	4,540,000	1,991,061
Huaneng Power International Inc. Class H	4,540,000	4,339,342

		17,899,225
INDUSTRIAL CONGLOMERATES — 1.10%
Beijing Enterprises Holdings Ltd.	794,500	7,112,188
CITIC Pacific Ltd.[b]	2,043,000	2,946,185
Shanghai Industrial Holdings Ltd.[b]	681,000	2,301,432

		12,359,805
INSURANCE — 8.26%
China Life Insurance Co. Ltd. Class H	10,669,000	34,404,365
China Pacific Insurance (Group) Co. Ltd. Class H	3,813,600	16,134,622
China Taiping Insurance Holdings Co. Ltd.[a]	1,225,800	2,359,056
New China Life Insurance Co. Ltd. Class Ha	976,100	3,487,578
People’s Insurance Co. Group of China Ltd. Class H	7,037,000	3,685,220

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	4,541,200	$7,532,886
Ping An Insurance (Group) Co. of China Ltd. Class H	2,724,000	25,403,598

		93,007,325
INTERNET SOFTWARE & SERVICES — 7.58%
Tencent Holdings Ltd.	1,475,500	85,340,393

		85,340,393
MACHINERY — 0.90%
China International Marine Containers (Group) Co. Ltd. Class H	726,400	1,542,253
CSR Corp Ltd. Class H	2,724,000	2,529,819
Haitian International Holdings Ltd.	454,000	1,038,865
Weichai Power Co. Ltd. Class H	681,000	3,012,944
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	1,952,360	1,979,394

		10,103,275
MARINE — 0.30%
China COSCO Holdings Co. Ltd. Class Ha,b	3,745,500	1,927,669
China Shipping Container Lines Co. Ltd. Class Ha,b	5,448,000	1,468,701

		3,396,370
METALS & MINING — 1.05%
Aluminum Corp. of China Ltd. Class Ha,b	5,902,000	2,200,123
Fosun International Ltd.[b]	2,270,000	2,090,614
Jiangxi Copper Co. Ltd. Class H	2,043,000	3,963,383
Shougang Fushan Resources Group Ltd.[b]	4,540,000	1,592,849
Zijin Mining Group Co. Ltd. Class Hb	8,626,000	2,002,773

		11,849,742
MULTILINE RETAIL — 0.26%
Golden Eagle Retail Group Ltd.[b]	908,000	1,215,719
Intime Retail Group Co. Ltd.[b]	1,475,500	1,686,253

		2,901,972
OIL, GAS & CONSUMABLE FUELS — 13.80%
China Coal Energy Co. Class H	5,902,000	3,958,698
China Petroleum & Chemical Corp. Class H	36,775,000	31,591,972
China Shenhua Energy Co. Ltd. Class H	4,880,500	16,556,552
CNOOC Ltd.	25,878,000	53,006,732
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,531,274	2,875,732
Kunlun Energy Co. Ltd.	4,540,000	8,397,593
PetroChina Co. Ltd. Class H	30,418,000	35,979,060
Yanzhou Coal Mining Co. Ltd. Class Hb	2,724,000	2,976,051

		155,342,390
PAPER & FOREST PRODUCTS — 0.33%
Lee & Man Paper Manufacturing Ltd.[b]	2,270,000	1,666,050
Nine Dragons Paper (Holdings) Ltd.[b]	2,270,000	2,093,542

		3,759,592
PERSONAL PRODUCTS — 1.14%
Hengan International Group Co. Ltd.	1,021,500	12,873,089

		12,873,089

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2013

Security	Shares	Value

PHARMACEUTICALS — 0.52%
Sihuan Pharmaceutical Holdings Group Ltd.	2,951,000	$2,314,316
Sino Biopharmaceutical Ltd.[b]	4,540,000	3,578,054

		5,892,370
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.98%
Agile Property Holdings Ltd.	1,816,000	2,019,170
China Overseas Grand Oceans Group Ltd.[b]	908,000	962,737
China Overseas Land & Investment Ltd.	5,902,000	18,347,043
China Resources Land Ltd.[b]	3,178,000	8,751,885
China Vanke Co. Ltd. Class B	1,902,831	3,497,558
Country Garden Holdings Co. Ltd.	6,583,870	4,322,638
Evergrande Real Estate Group Ltd.[b]	9,307,000	3,913,606
Franshion Properties (China) Ltd.[b]	5,448,000	1,813,037
Greentown China Holdings Ltd.	908,000	1,576,452
Guangzhou R&F Properties Co. Ltd. Class H	1,362,000	2,188,996
Longfor Properties Co. Ltd.	1,929,500	2,862,150
New World China Land Ltd.	1,816,000	936,970
Poly Property Group Co. Ltd.	2,951,000	1,728,124
Shimao Property Holdings Ltd.	2,043,000	5,107,072
Shui On Land Ltd.	5,221,000	1,690,352
Sino-Ocean Land Holdings Ltd.	4,653,500	3,121,281
SOHO China Ltd.[b]	2,837,500	2,562,027
Yuexiu Property Co. Ltd.	7,264,000	1,902,049

		67,303,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.61%
GCL-Poly Energy Holdings Ltd.[a,b]	13,393,000	4,387,947
Hanergy Solar Group Ltd.[a]	15,890,000	2,500,539

		6,888,486
SPECIALTY RETAIL — 1.04%
Belle International Holdings Ltd.	6,583,000	8,100,691
GOME Electrical Appliances Holdings Ltd.[b]	14,755,000	2,569,347
Zhongsheng Group Holdings Ltd.	794,500	1,069,902

		11,739,940
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Anta Sports Products Ltd.[b]	1,365,000	1,922,672
Shenzhou International Group Holdings Ltd.	681,000	2,573,739

		4,496,411
TRANSPORTATION INFRASTRUCTURE — 1.49%
Beijing Capital International Airport Co. Ltd. Class H	2,730,000	2,126,911
China Merchants Holdings (International) Co. Ltd.	1,816,000	6,746,184
COSCO Pacific Ltd.	2,270,000	3,396,516
Jiangsu Expressway Co. Ltd. Class H	1,816,000	2,408,013
Zhejiang Expressway Co. Ltd. Class H	2,270,000	2,114,038

		16,791,662
WATER UTILITIES — 0.53%
Beijing Enterprises Water Group Ltd.	4,540,000	2,553,243
Guangdong Investment Ltd.[b]	3,632,000	3,359,037

		5,912,280

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 8.36%
China Mobile Ltd.	8,739,500	$94,128,878

		94,128,878

TOTAL COMMON STOCKS
(Cost: $1,082,640,690)		1,124,778,737

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	58,192,943	58,192,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,369,081	3,369,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	295,383	295,383

		61,857,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,857,407)		61,857,407

TOTAL INVESTMENTS IN SECURITIES — 105.39%
(Cost: $1,144,498,097)		1,186,636,144
Other Assets, Less Liabilities — (5.39)%		(60,707,561)

NET ASSETS — 100.00%		$1,125,928,583

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

15

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 0.15%
AVIC International Holding (HK) Ltd.[a]	952,000	$47,891

		47,891
AIR FREIGHT & LOGISTICS — 0.57%
Shenzhen Chiwan Petroleum Supply Base Co. Class B	19,600	38,681
Sinotrans Ltd. Class H	462,000	146,002

		184,683
AUTO COMPONENTS — 2.64%
Chaowei Power Holdings Ltd.	168,000	79,096
Double Coin Holdings Ltd. Class B	71,400	50,194
Minth Group Ltd.	196,000	410,574
Tianneng Power International Ltd.	196,000	72,053
Xinchen China Power Holdings Ltd.[a]	140,000	86,680
Xingda International Holdings Ltd.	266,000	159,202

		857,799
AUTOMOBILES — 0.21%
Qingling Motors Co. Ltd. Class H	224,000	68,477

		68,477
BEVERAGES — 0.87%
Anhui Gujing Distillery Co. Ltd. Class B	36,400	81,696
Dynasty Fine Wines Group Ltd.[a,b]	128,000	11,887
Guangdong Land Holdings Ltd.	168,000	38,356
Tibet 5100 Water Resources Holdings Ltd.	406,000	151,871

		283,810
BUILDING PRODUCTS — 0.81%
Bolina Holding Co. Ltd.	84,000	34,130
China Fangda Group Co. Ltd. Class B	88,200	34,472
China Glass Holdings Ltd.[a]	252,000	32,180
Far East Global Group Ltd.	168,000	42,257
Nature Flooring Holding Co. Ltd.	126,000	22,428
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	58,800	35,339
Yuanda China Holdings Ltd.	700,000	62,301

		263,107
CHEMICALS — 4.38%
Bloomage Biotechnology Corp. Ltd.	35,000	77,561
Century Sunshine Group Holdings Ltd.	420,000	43,340
China Lumena New Materials Corp.[c]	868,000	186,976
China Sanjiang Fine Chemicals Co. Ltd.	182,000	105,406
Danhua Chemical Technology Co. Ltd. Class Ba	61,600	37,638
Dongyue Group Ltd.	364,000	174,191
Fufeng Group Ltd.	303,600	115,524
Huabao International Holdings Ltd.	630,000	332,364
Hubei Sanonda Co. Ltd. Class B	78,000	77,068
Lee & Man Chemical Co. Ltd.	56,000	27,521
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	126,000	58,590

Security	Shares	Value

Sinofert Holdings Ltd.	672,000	$115,284
Yip’s Chemical Holdings Ltd.[c]	84,000	74,003

		1,425,466
COMMERCIAL SERVICES & SUPPLIES — 0.58%
Dongjiang Environmental Co. Ltd. Class Hc	16,800	47,241
New Environmental Energy Holdings Ltd.[a]	588,000	55,367
Shanghai Youngsun Investment Co. Ltd. Class Ba	33,600	36,960
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	112,000	47,818

		187,386
COMMUNICATIONS EQUIPMENT — 2.22%
BYD Electronic International Co. Ltd.[a]	252,000	122,869
China All Access Holdings Ltd.[c]	224,000	84,080
China Wireless Technologies Ltd.	392,000	122,363
Comba Telecom Systems Holdings Ltd.[a,c]	266,000	91,610
Eastern Communications Co. Ltd. Class B	93,800	44,274
Nanjing Panda Electronics Co. Ltd. Class H	56,000	28,893
Shanghai Potevio Co. Ltd. Class Ba	40,600	25,334
Synertone Communication Corp.	112,000	35,683
TCL Communication Technology Holdings Ltd.[a]	168,000	166,209

		721,315
COMPUTERS & PERIPHERALS — 0.26%
Great Wall Technology Co. Ltd. Class Ha	130,000	37,561
TPV Technology Ltd.	224,000	47,963

		85,524
CONSTRUCTION & ENGINEERING — 1.50%
Baoye Group Co. Ltd. Class H	112,000	82,202
China Singyes Solar Technologies Holdings Ltd.	126,400	144,291
Cosco International Holdings Ltd.	196,000	84,946
Henderson Investment Ltd.	308,000	23,837
HKC (Holdings) Ltd.[a]	1,568,000	53,597
Interchina Holdings Co. Ltd.[a]	1,400,000	97,515
Richly Field China Development Ltd.[a,b]	900,000	2,554

		488,942
CONSTRUCTION MATERIALS — 1.86%
Asia Cement China Holdings Corp.[c]	147,000	90,635
China Shanshui Cement Group Ltd.	560,000	222,479
SYP Glass Group Co. Ltd. Class B	43,400	23,653
TCC International Holdings Ltd.	308,000	150,968
West China Cement Ltd.	756,000	117,993

		605,728
CONSUMER FINANCE — 0.07%
Credit China Holdings Ltd.	280,000	22,753

		22,753
CONTAINERS & PACKAGING — 1.13%
AMVIG Holdings Ltd.	168,000	79,095
CPMC Holdings Ltd.[c]	126,000	100,603
Greatview Aseptic Packaging Co. Ltd.	182,000	115,032
Overseas Chinese Town Asia Holdings Ltd.	84,000	39,656

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Youyuan International Holdings Ltd.	112,200	$32,563

		366,949
DISTRIBUTORS — 1.28%
China Merchants Land Ltd.	392,000	94,048
Dah Chong Hong Holdings Ltd.	252,000	202,831
Sparkle Roll Group Ltd.[c]	560,000	46,230
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	72,161

		415,270
DIVERSIFIED FINANCIAL SERVICES — 0.41%
China Assurance Finance Group Ltd.[a]	140,000	33,047
China Merchants China Direct Investments Ltd.	30,075	43,991
Kai Yuan Holdings Ltd.[a]	2,240,000	56,631

		133,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
APT Satellite Holdings Ltd.	77,000	90,183
CITIC 21CN Co. Ltd.[a]	728,000	49,769

		139,952
ELECTRICAL EQUIPMENT — 2.30%
Boer Power Holdings Ltd.	70,000	64,829
China Energine International Holdings Ltd.[a]	392,000	37,923
China High Speed Transmission Equipment Group Co. Ltd.[a,c]	336,000	168,593
Foshan Electrical and Lighting Co. Ltd. Class B	68,600	48,313
Hangzhou Steam Turbine Co. Ltd. Class B	82,624	117,126
Harbin Electric Co. Ltd. Class H	224,000	147,645
Jiangnan Group Ltd.	224,000	36,984
Sinopoly Battery Ltd.[a]	1,680,000	82,346
Trigiant Group Ltd.	112,000	39,439
Trony Solar Holdings Co. Ltd.[a,b]	216,000	4,388

		747,586
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.79%
Anxin-China Holdings Ltd.	728,000	218,795
AVIC International Holdings Ltd.[a]	81,184	33,510
China Aerospace International Holdings Ltd.[c]	644,000	85,560
Digital China Holdings Ltd.	238,000	277,828
INESA Electron Co. Ltd. Class Ba	93,800	40,334
Inspur International Ltd.[a]	168,000	37,706
Ju Teng International Holdings Ltd.	252,000	169,026
Kingboard Laminates Holdings Ltd.[c]	280,000	121,352
PAX Global Technology Ltd.[a]	112,000	41,318
Shenzhen SEG Co. Ltd. Class Ba	74,200	28,808
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class Ba	30,800	42,430
Sunny Optical Technology Group Co Ltd.[c]	224,000	211,788
Tech Pro Technology Development Ltd.[a]	252,000	123,194
Tongda Group Holdings Ltd.	700,000	38,825
Wasion Group Holdings Ltd.	140,000	87,583

		1,558,057
ENERGY EQUIPMENT & SERVICES — 1.63%
Anton Oilfield Services Group[c]	308,000	202,217
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	112,000	44,929
Honghua Group Ltd.[c]	308,000	108,061
Shandong Molong Petroleum Machinery Co. Ltd. Class H	78,400	30,642

Security	Shares	Value

Termbray Petro-King Oilfield Services Ltd.[a]	98,000	$52,080
Wison Engineering Services Co. Ltd.	360,000	91,943

		529,872
FOOD & STAPLES RETAILING — 0.26%
Lianhua Supermarket Holdings Co. Ltd. Class H	112,000	85,091

		85,091
FOOD PRODUCTS — 4.55%
Asian Citrus Holdings Ltd.	280,000	89,208
Ausnutria Dairy Corp. Ltd.[a,b]	81,000	3,813
Changshouhua Food Co. Ltd.	84,000	105,641
China Foods Ltd.[a,c]	252,000	121,569
China Huiyuan Juice Group Ltd.[a,c]	119,000	84,730
China Modern Dairy Holdings Ltd.[a,c]	532,000	288,897
China Starch Holdings Ltd.	770,000	21,851
China Yurun Food Group Ltd.[a,c]	420,000	276,293
Global Bio-Chem Technology Group Co. Ltd.[a]	644,000	52,333
Labixiaoxin Snacks Group Ltd.	112,000	70,066
Shanghai Dajiang Group Stock Co. Ltd. Class Ba	99,400	37,971
Shenguan Holdings Group Ltd.	364,000	158,697
Yashili International Holdings Ltd.	267,000	169,444

		1,480,513
GAS UTILITIES — 2.23%
Binhai Investment Co. Ltd.[a]	560,000	32,866
China Oil and Gas Group Ltd.[c]	1,400,000	261,846
China Tian Lun Gas Holdings Ltd.[a]	84,000	76,712
Tianjin Jinran Public Utilities Co. Ltd. Class H	140,000	43,340
Towngas China Co. Ltd.	280,000	311,687

		726,451
HEALTH CARE EQUIPMENT & SUPPLIES — 0.45%
Golden Meditech Holdings Ltd.	336,000	35,972
Lifetech Scientific Corp.[a,c]	28,000	22,140
Microport Scientific Corp.[c]	126,000	87,438

		145,550
HEALTH CARE PROVIDERS & SERVICES — 0.23%
China National Accord Medicines Corp. Ltd. Class B	16,800	73,960

		73,960
HOTELS, RESTAURANTS & LEISURE — 3.08%
Ajisen (China) Holdings Ltd.[c]	168,000	170,543
China Travel International Investment Hong Kong Ltd.	784,000	167,870
Huangshan Tourism Development Co. Ltd. Class B	49,000	61,152
MelcoLot Ltd.[a]	280,000	49,480
REXLot Holdings Ltd.	2,450,000	262,297
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	364,000	118,788
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	49,000	75,313
Shanghai Jinjiang International Travel Co. Ltd. Class B	19,600	32,124
Xiao Nan Guo Restaurants Holdings Ltd.	196,000	36,153
Zhuhai Holdings Investment Group Ltd.[a]	140,000	27,449

		1,001,169

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

HOUSEHOLD DURABLES — 2.45%
Chigo Holding Ltd.[a]	1,204,000	$32,147
Hefei Meiling Co. Ltd. Class B	35,036	18,303
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	140,000	184,556
Konka Group Co. Ltd. Class B	85,400	29,962
Skyworth Digital Holdings Ltd.[c]	560,000	335,163
TCL Multimedia Technology Holdings Ltd.	140,000	66,094
Welling Holding Ltd.	309,600	90,253
Wuxi Little Swan Co. Ltd. Class B	37,800	41,590

		798,068
HOUSEHOLD PRODUCTS — 0.61%
NVC Lighting Holdings Ltd.	378,000	94,102
Vinda International Holdings Ltd.	65,000	103,461

		197,563
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.85%
China Datang Corp. Renewable Power Co. Ltd. Class H	728,000	143,672
China Power International Development Ltd.[c]	728,000	262,930
China Power New Energy Development Co. Ltd.[a]	1,400,000	95,709
China WindPower Group Ltd.[a]	1,120,000	59,231
Huadian Energy Co. Ltd. Class Ba	127,400	38,730

		600,272
INDUSTRIAL CONGLOMERATES — 0.43%
Chongqing Machinery & Electric Co. Ltd. Class H	336,000	46,374
Tianjin Development Holdings Ltd.[a]	140,000	94,264

		140,638
INTERNET SOFTWARE & SERVICES — 0.16%
Pacific Online Ltd.	112,900	50,970

		50,970
IT SERVICES — 1.42%
AGTech Holdings Ltd.[a]	560,000	63,565
China ITS Holdings Co. Ltd.[c]	126,000	31,205
Chinasoft International Ltd.[a,c]	308,000	87,402
Travelsky Technology Ltd. Class H	294,500	279,205

		461,377
LEISURE EQUIPMENT & PRODUCTS — 0.53%
Goodbaby International Holdings Ltd.	224,000	118,752
Jinshan Development & Construction Co. Ltd. Class Ba	54,600	33,797
Zhonglu Co. Ltd. Class B	24,760	19,362

		171,911
MACHINERY — 5.12%
Changchai Co. Ltd. Class B	47,600	28,857
China Automation Group Ltd.	182,000	40,613
China National Materials Co. Ltd. Class H	308,000	73,497
China Rongsheng Heavy Industries Group Holdings Ltd.[a,c]	966,000	144,539
China Textile Machinery Co. Ltd. Class Ba	32,200	23,377
CIMC Enric Holdings Ltd.	168,000	284,311
Dalian Refrigeration Co. Ltd. Class B	22,400	17,914

Security	Shares	Value

EVA Precision Industrial Holdings Ltd.	336,000	$53,308
First Tractor Co. Ltd. Class Hc	140,000	119,005
Guangzhou Shipyard International Co. Ltd. Class Hc	60,800	142,106
Jingwei Textile Machinery Co. Ltd. Class H	56,000	40,017
Lonking Holdings Ltd.[a]	602,000	129,677
Sany Heavy Equipment International Holdings Co. Ltd.[c]	294,000	104,666
SGSB Group Co. Ltd. Class Ba	77,000	39,886
Shanghai Automation Instrumentation Co. Ltd. Class Ba	32,200	19,996
Shanghai Diesel Engine Co. Ltd. Class B	96,645	75,576
Shanghai Highly Group Co. Ltd. Class B	78,400	43,120
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	65,800	110,676
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	47,711
Sinotruk (Hong Kong) Ltd.	210,000	125,957

		1,664,809
MARINE — 0.55%
Sinotrans Shipping Ltd.	420,000	144,105
Tianjin Marine Shipping Co. Ltd. Class Ba	93,800	33,393

		177,498
MEDIA — 1.53%
ChinaVision Media Group Ltd.[a,c]	1,120,000	67,177
HC International Inc.[a]	84,000	112,467
Phoenix Satellite Television Holdings Ltd.	392,000	141,577
SinoMedia Holding Ltd.[c]	56,000	45,218
SMI Corp. Ltd.[a]	784,000	19,720
Viva China Holdings Ltd.[a]	453,600	27,792
Wisdom Holdings Group[a]	168,000	82,563

		496,514
METALS & MINING — 3.95%
Bengang Steel Plates Co. Ltd. Class B	109,200	36,059
Chiho-Tiande Group Ltd.	112,000	41,895
China Kingstone Mining Holdings Ltd.[a,b]	189,000	—
China Metal Recycling Holdings Ltd.[a,b,c]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[a,c]	1,148,000	164,367
China Rare Earth Holdings Ltd.[a]	336,000	52,875
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	308,000	47,674
Chongqing Iron & Steel Co. Ltd. Class Ha	168,000	26,221
CITIC Dameng Holdings Ltd.[a]	322,000	26,167
Honbridge Holdings Ltd.[a]	504,000	65,010
Huili Resources Group Ltd.[a]	112,000	24,704
Hunan Nonferrous Metal Corp. Ltd. Class Ha	504,000	156,674
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	109,290
Lingbao Gold Co. Ltd. Class H	112,000	26,293
MMG Ltd.[a,c]	504,000	118,318
Newton Resources Ltd.[a]	364,000	35,683
North Mining Shares Co. Ltd.[a]	2,940,000	125,144
Real Gold Mining Ltd.[a,b,c]	126,000	—
Shougang Concord International Enterprises Co. Ltd.[a,c]	1,400,000	78,554
Tiangong International Co. Ltd.	364,000	94,373
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,c	224,000	37,273
Xiwang Special Steel Co. Ltd.	140,000	18,600

		1,285,174
MULTILINE RETAIL — 1.37%
Century Ginwa Retail Holdings Ltd.	169,000	37,494
Maoye International Holdings Ltd.[c]	420,000	85,055
New World Department Store China Ltd.	154,000	85,416

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Parkson Retail Group Ltd.	399,000	$122,490
Springland International Holdings	224,000	115,284

		445,739
OIL, GAS & CONSUMABLE FUELS — 2.07%
China Leason CBM & Shale Gas Group Co. Ltd.[a]	1,260,000	26,167
China Suntien Green Energy Corp. Ltd. Class H	378,000	144,810
Hidili Industry International Development Ltd.[a,c]	196,000	32,866
MIE Holdings Corp.	280,000	61,037
Sino Oil And Gas Holdings Ltd.[a]	2,870,000	83,294
Sinopec Kantons Holdings Ltd.	308,000	269,755
Yanchang Petroleum International Ltd.[a]	1,120,000	56,342

		674,271
PAPER & FOREST PRODUCTS — 0.58%
China Forestry Holdings Co.[a,b,c]	306,000	—
Qunxing Paper Holdings Co. Ltd.[b]	148,000	9,631
Shandong Chenming Paper Holdings Ltd. Class B	176,423	88,978
Shandong Chenming Paper Holdings Ltd. Class H	98,000	43,358
Superb Summit International Group Ltd.[a]	1,050,000	45,372

		187,339
PERSONAL PRODUCTS — 0.79%
Magic Holdings International Ltd.	168,800	133,470
Prince Frog International Holdings Ltd.[c]	130,000	64,559
Real Nutriceutical Group Ltd.	238,000	60,477

		258,506
PHARMACEUTICALS — 5.50%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	70,000	108,169
China Medical System Holdings Ltd.[c]	294,300	272,941
China Shineway Pharmaceutical Group Ltd.	98,000	141,325
China Traditional Chinese Medicine Co. Ltd.[a]	224,000	91,303
CSPC Pharmaceutical Group Ltd.	532,000	345,853
Dawnrays Pharmaceutical Holdings Ltd.	112,000	62,121
Extrawell Pharmaceutical Holdings Ltd.[a]	420,000	26,275
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	469,056	107,695
Lijun International Pharmaceutical (Holding) Co. Ltd.	448,000	122,508
Livzon Pharmaceutical Group Inc. Class B	19,600	87,348
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	56,000	55,186
Shanghai Dingli Technology Development Group Co. Ltd. Class B	37,800	24,457
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.[a]	56,000	45,507
Tong Ren Tang Technologies Co. Ltd. Class H	98,000	299,588

		1,790,276
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.59%
New Century Real Estate Investment Trust[a]	42,000	19,232
Yuexiu Real Estate Investment Trust[c]	350,000	173,360

		192,592
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.36%
Beijing Capital Land Ltd. Class Hc	308,000	107,664
Beijing North Star Co. Ltd. Class H	224,000	50,563
Beijing Properties Holdings Ltd.[a]	616,000	46,085
C C Land Holdings Ltd.	392,000	104,160
Central China Real Estate Ltd.	196,038	67,009
China Aoyuan Property Group Ltd.	392,000	79,890

Security	Shares	Value

China New Town Development Co. Ltd.[a]	910,000	$79,818
China Properties Group Ltd.[a]	182,000	46,482
China SCE Property Holdings Ltd.[c]	357,800	81,227
China South City Holdings Ltd.	588,000	146,381
CIFI Holdings Group Co. Ltd.	644,000	132,909
Fantasia Holdings Group Co. Ltd.	672,000	124,819
Future Land Development Holdings Ltd.	532,000	63,132
Gemdale Properties and Investment Corp. Ltd.[a]	616,000	66,744
Glorious Property Holdings Ltd.[a,c]	832,000	171,709
Golden Wheel Tiandi Holdings Co. Ltd.	168,000	20,153
Greattown Holdings Ltd. Class Ba	49,819	20,226
Greenland Hong Kong Holdings Ltd.	110,000	59,167
Hopson Development Holdings Ltd.[a]	224,000	270,153
Hutchison Harbour Ring Ltd.	532,000	41,859
Jiangsu Future Land Co. Ltd. Class B	204,400	123,458
Kaisa Group Holdings Ltd.[a,c]	532,000	159,889
KWG Property Holdings Ltd.	357,000	214,127
Lai Fung Holdings Ltd.	1,316,000	33,950
Minmetals Land Ltd.[c]	364,000	47,891
New City Development Group Ltd.[a]	280,000	28,532
Powerlong Real Estate Holdings Ltd.[c]	322,000	68,947
Renhe Commercial Holdings Co. Ltd.[a,c]	3,640,000	185,459
Shanghai Industrial Urban Development Group Ltd.[a,c]	448,000	108,639
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	82,600	86,069
Shenzhen Investment Ltd.	728,000	287,344
Sinolink Worldwide Holdings Ltd.[a]	588,000	59,159
SRE Group Ltd.[a]	924,286	32,190
Sunac China Holdings Ltd.	462,000	306,306
Yuzhou Properties Co. Ltd.	269,440	62,211
Zall Development Group Ltd.	154,000	57,805
Zhong An Real Estate Ltd.[a]	252,000	51,358

		3,693,484
ROAD & RAIL — 0.46%
Dazhong Transportation Group Co. Ltd. Class B	158,200	103,305
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	51,800	46,827

		150,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.79%
China Ruifeng Renewable Energy Holdings Ltd.[a]	224,000	57,498
Comtec Solar Systems Group Ltd.[a]	224,000	46,518
Landing International Development Ltd.[a]	280,000	14,627
Regent Manner International Holdings Ltd.	196,000	35,395
Semiconductor Manufacturing International Corp.[a]	6,020,000	496,966
Shunfeng Photovoltaic International Ltd.[a]	280,000	227,535
Solargiga Energy Holdings Ltd.[a]	574,000	28,875

		907,414
SOFTWARE — 2.78%
Kingdee International Software Group Co. Ltd.[a]	561,200	162,873
Kingsoft Corp. Ltd.	182,000	442,755
NetDragon Websoft Inc.[c]	56,000	109,361
Shanghai Baosight Software Co. Ltd. Class B	35,090	69,970
Sinosoft Technology Group Ltd.[a]	112,000	26,437
VODone Ltd.[a,c]	896,000	92,459

		903,855
SPECIALTY RETAIL — 1.81%
Boshiwa International Holding Ltd.[a,b]	153,000	8,289

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

China Harmony Auto Holding Ltd.[a]	98,000	$70,030
China Yongda Automobiles Services Holdings Ltd.[c]	91,000	84,748
China ZhengTong Auto Services Holdings Ltd.[a]	273,000	185,577
Evergreen International Holdings Ltd.	98,000	19,467
Goldlion Holdings Ltd.	98,000	46,771
Hengdeli Holdings Ltd.[c]	616,000	143,022
Pou Sheng International Holdings Ltd.[a]	602,000	32,225

		590,129
TEXTILES, APPAREL & LUXURY GOODS — 6.51%
361 Degrees International Ltd.	238,000	70,915
Billion Industrial Holdings Ltd.[c]	168,000	94,481
Bosideng International Holdings Ltd.	868,000	182,498
Cecep Costin New Materials Group Ltd.	39,000	20,424
Chengde Nanjiang Co. Ltd. Class Ba	121,800	50,274
China Dongxiang (Group) Co. Ltd.	882,000	142,209
China Haidian Holdings Ltd.[a]	588,000	56,125
China Lilang Ltd.[c]	126,000	84,513
China Taifeng Beddings Holdings Ltd.	84,000	22,428
Daphne International Holdings Ltd.	308,000	141,036
Embry Holdings Ltd.	42,000	27,629
FIYTA Holdings Ltd. Class B	26,600	22,680
Hosa International Ltd.	112,000	39,151
Lao Feng Xiang Co. Ltd. Class B	63,080	158,331
Le Saunda Holdings Ltd.	112,000	52,008
Li Ning Co. Ltd.[a,c]	301,000	265,178
Luthai Textile Co. Ltd. Class B	92,400	116,921
Peak Sport Products Co. Ltd.	196,000	48,035
Ports Design Ltd.	112,000	87,258
Shanghai Haixin Group Co. Ltd. Class Ba	130,200	69,917
Sijia Group Co. Ltd.[a,b]	96,000	8,482
Texhong Textile Group Ltd.[c]	84,000	129,803
Time Watch Investments Ltd.	252,000	37,381
Weiqiao Textile Co. Ltd. Class H	133,000	84,405
XTEP International Holdings Ltd.	196,000	105,172

		2,117,254
TRADING COMPANIES & DISTRIBUTORS — 0.46%
CITIC Resources Holdings Ltd.[a]	728,200	102,383
Jinchuan Group International Resources Co. Ltd.[a]	350,000	47,403

		149,786
TRANSPORTATION INFRASTRUCTURE — 4.84%
Anhui Expressway Co. Ltd. Class H	168,000	95,998
China Resources and Transportation Group Ltd.[a,c]	4,200,000	213,991
Freetech Road Recycling Technology Holdings Ltd.[a]	154,000	68,531
Guangdong Provincial Expressway Development Co. Ltd. Class B	95,200	31,559
Hainan Meilan International Airport Co. Ltd. Class H	28,000	30,157
Hopewell Highway Infrastructure Ltd.[c]	273,000	133,460
Jinzhou Port Co. Ltd. Class B	58,800	23,932
Road King Infrastructure Ltd.	84,000	81,263
Shenzhen Chiwan Wharf Holdings Ltd. Class B	39,200	74,278
Shenzhen Expressway Co. Ltd. Class H	224,000	103,438
Shenzhen International Holdings Ltd.	2,800,000	353,943
Sichuan Expressway Co. Ltd. Class Hc	280,000	85,597
Tianjin Port Development Holdings Ltd.[c]	588,000	105,425
Xiamen International Port Co. Ltd. Class H	280,000	41,895
Xiangyu Dredging Holdings Ltd.[a]	98,000	29,706

Security	Shares	Value

Yuexiu Transport Infrastructure Ltd.	196,000	$101,127

		1,574,300
WATER UTILITIES — 0.31%
China Water Affairs Group Ltd.	280,000	101,127

		101,127

TOTAL COMMON STOCKS
(Cost: $33,427,694)		32,427,968

SHORT-TERM INVESTMENTS — 19.33%

MONEY MARKET FUNDS — 19.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	5,941,292	5,941,292
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	343,971	343,971

		6,285,263

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,285,263)		6,285,263

TOTAL INVESTMENTS IN SECURITIES — 119.04%
(Cost: $39,712,957)		38,713,231
Other Assets, Less Liabilities — (19.04)%		(6,190,779)

NET ASSETS — 100.00%		$32,522,452

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

BEVERAGES — 7.40%
Carlsberg A/S Class B	9,272	$1,018,018
Royal Unibrew A/S	1,856	259,170

		1,277,188
BIOTECHNOLOGY — 6.86%
Bavarian Nordic A/Sa	10,616	162,774
Genmab A/Sa	6,272	260,456
Novozymes A/S Class B	19,112	740,632
Zealand Pharma A/Sa	1,776	20,261

		1,184,123
BUILDING PRODUCTS — 1.36%
Rockwool International A/S Class B	1,344	235,391

		235,391
CHEMICALS — 3.09%
Auriga Industries A/S Class Ba	4,312	147,186
Christian Hansen Holding A/S	10,480	385,080

		532,266
COMMERCIAL BANKS — 11.77%
Danske Bank A/Sa	56,848	1,295,019
Jyske Bank A/S Registered[a,b]	8,184	443,380
Sydbank A/Sa	10,344	291,529

		2,029,928
CONSTRUCTION & ENGINEERING — 1.67%
FLSmidth & Co. A/Sb	5,504	288,442

		288,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.55%
TDC A/S	68,064	611,885

		611,885
ELECTRICAL EQUIPMENT — 3.67%
Vestas Wind Systems A/Sa	22,136	632,353

		632,353
FOOD PRODUCTS — 1.77%
Schouw & Co. A/S	4,144	156,580
United International Enterprises Ltd.	744	149,387

		305,967
HEALTH CARE EQUIPMENT & SUPPLIES — 8.53%
Coloplast A/S Class B	11,360	747,325
GN Store Nord A/S	18,816	450,274

Security	Shares	Value

William Demant Holding A/Sa	2,928	$274,179

		1,471,778
HOUSEHOLD DURABLES — 0.43%
Bang & Olufsen A/S Class Ba	8,488	74,524

		74,524
INSURANCE — 4.65%
Alm. Brand A/Sa	36,304	143,801
Topdanmark A/Sa	13,104	347,549
TrygVesta A/S	3,424	310,062

		801,412
MACHINERY — 1.20%
NKT Holding A/S	4,408	206,303

		206,303
MARINE — 11.32%
A.P. Moeller-Maersk A/S Class A	48	459,112
A.P. Moeller-Maersk A/S Class B	110	1,118,392
D/S Norden A/S	4,952	223,809
DFDS A/S	1,872	152,401

		1,953,714
PHARMACEUTICALS — 23.20%
ALK-Abello A/S	1,656	185,901
Novo Nordisk A/S Class B	21,256	3,815,946

		4,001,847
ROAD & RAIL — 3.62%
DSV A/S	20,392	625,339

		625,339
SOFTWARE — 1.48%
SimCorp AS	7,264	255,242

		255,242
SPECIALTY RETAIL — 0.20%
Matas A/Sa	1,376	34,912

		34,912
TEXTILES, APPAREL & LUXURY GOODS — 3.54%
IC Companys A/S	4,552	125,466
Pandora A/S	9,320	484,509

		609,975

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2013

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.56%
Solar Holdings A/S Class B	1,576	$96,084

		96,084

TOTAL COMMON STOCKS
(Cost: $15,137,618)		17,228,673

SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	300,464	300,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	17,395	17,395
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,392	3,392

		321,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $321,251)		321,251

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $15,458,869)		17,549,924
Other Assets, Less Liabilities — (1.73)%		(297,637)

NET ASSETS — 100.00%		$17,252,287

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

22

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 74.92%

BRAZIL — 32.82%
ALL - America Latina Logistica SA	7,800	$26,075
AMBEV SA	84,000	632,183
Anhanguera Educacional Participacoes SA	7,200	48,941
Banco Bradesco SA	10,530	154,887
Banco do Brasil SA	9,900	109,130
Banco Santander (Brasil) SA Units	16,200	103,452
BB Seguridade Participacoes SA	11,100	120,836
BM&F Bovespa SA	33,900	171,298
BR Malls Participacoes SA	7,800	64,018
BR Properties SA	4,200	34,651
BRF SA	11,700	256,289
CCR SA	16,200	128,447
Centrais Eletricas Brasileiras SA	2,400	6,089
CETIP SA - Mercados Organizados	3,902	42,645
Cielo SA	6,364	184,790
Companhia de Saneamento Basico do Estado de Sao Paulo	6,000	62,642
Companhia de Saneamento de Minas Gerais SA	900	14,739
Companhia Hering SA	2,700	35,873
Companhia Siderurgica Nacional SA	12,600	64,316
Cosan SA Industria e Comercio	1,800	33,173
CPFL Energia SA	4,800	39,992
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	34,536
Duratex SA	5,440	31,872
EcoRodovias Infraestrutura e Logistica SA	3,600	22,727
EDP Energias do Brasil SA	4,800	24,584
Embraer SA	10,500	81,633
Estacio Participacoes SA	4,800	41,165
Fibria Celulose SA(a)	4,800	57,170
Hypermarcas SA	6,300	51,437
JBS SA	12,300	44,282
Kroton Educacional SA	3,300	55,937
Localiza Rent A Car SA	2,520	36,494
Lojas Americanas SA	1,800	10,615
Lojas Renner SA	2,400	64,288
M Dias Branco SA	600	27,564
MRV Engenharia e Participacoes SA	5,400	21,408
Multiplan Empreendimentos Imobiliarios SA	1,500	33,070
Natura Cosmeticos SA	3,300	61,099
Odontoprev SA	5,700	23,208
Petroleo Brasileiro SA	52,500	412,215
Porto Seguro SA	1,800	22,781
Qualicorp SAa	3,600	33,620
Raia Drogasil SA	3,900	28,248
Souza Cruz SA	7,200	72,517
Sul America SA Units	2,883	19,646
TIM Participacoes SA	14,700	72,705
Totvs SA	2,100	33,166
Tractebel Energia SA	3,000	49,167
Transmissora Alianca de Energia Eletrica SA	2,100	19,549
Ultrapar Participacoes SA	5,700	141,764
Vale SA	23,100	355,126
WEG SA	3,900	52,652

		4,370,711

Security	Shares	Value

CHILE — 7.75%
AES Gener SA	54,798	$30,865
Aguas Andinas SA Series A	56,964	37,336
Banco de Chile	304,449	44,221
Banco de Credito e Inversiones	543	30,521
Banco Santander (Chile) SA	1,077,867	61,034
CAP SA	1,161	22,030
Cencosud SA	20,544	75,235
Colbun SA	177,075	40,684
Compania Cervecerias Unidas SA	2,644	32,326
CorpBanca SA	2,284,425	29,647
E.CL SA	10,749	14,150
Empresa Nacional de Electricidad SA	59,880	87,429
Empresa Nacional de Telecomunicaciones SA	2,364	34,400
Empresas CMPC SA	22,287	58,275
Empresas Copec SA	7,482	103,640
Enersis SA	335,022	104,463
LATAM Airlines Group SA	5,364	86,780
S.A.C.I. Falabella SA	12,993	120,760
Vina Concha y Toro SA	9,528	17,943

		1,031,739

COLOMBIA — 4.86%
Almacenes Exito SA	642	10,283
Bancolombia SA SP ADR	5,991	303,923
Ecopetrol SA	375	764
Ecopetrol SA SP ADR	7,797	318,352
Grupo Argos SA	1,395	14,443

		647,765

MEXICO — 27.37%
Alfa SAB de CV Series A	51,600	151,290
America Movil SAB de CV Series L	633,000	734,746
Arca Continental SAB de CV	6,000	37,611
Cemex SAB de CV CPO[a]	198,946	219,385
Coca-Cola FEMSA SAB de CV Series L	7,800	95,145
Compartamos SAB de CV	19,200	36,264
Controladora Comercial Mexicana SAB de CV BC Units	7,800	31,518
El Puerto de Liverpool SA de CV Series C1	3,900	44,525
Fibra Uno Administracion SA de CV	24,900	77,833
Fomento Economico Mexicano SAB de CV BD Units	35,700	343,112
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	38,692
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,300	33,130
Grupo Aeroportuario del Sureste SAB de CV Series B	4,200	55,758
Grupo Bimbo SAB de CV Series A	31,200	97,145
Grupo Carso SAB de CV Series A1	9,900	52,818
Grupo Comercial Chedraui SAB de CV	6,300	19,928
Grupo Financiero Banorte SAB de CV Series O	43,500	297,508
Grupo Financiero Inbursa SAB de CV Series O	38,700	102,245
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	91,520
Grupo Mexico SAB de CV Series B	66,300	196,566
Grupo Televisa SAB de CV CPO	46,500	284,137
Industrias CH SAB de CV Series Ba	3,000	17,473
Industrias Penoles SAB de CV	2,430	62,296
Kimberly-Clark de Mexico SAB de CV Series A	29,400	87,367
Mexichem SAB de CV	18,968	80,482
Minera Frisco SAB de CV Series A1[a]	9,900	21,985
OHL Mexico SAB de CVa	10,200	26,357
Promotora y Operadora Infraestructura SAB de CVa	4,800	56,488

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2013

Security	Shares	Value

Wal-Mart de Mexico SAB de CV Series V	95,100	$251,399

		3,644,723
PERU — 2.12%
Compania de Minas Buenaventura SAA SP ADR	3,330	39,294
Credicorp Ltd.	1,278	164,223
Southern Copper Corp.	3,138	78,764

		282,281

TOTAL COMMON STOCKS
(Cost: $11,043,890)		9,977,219

PREFERRED STOCKS — 24.88%

BRAZIL — 24.37%
AES Tiete SA	2,100	18,082
Banco Bradesco SA	38,140	506,735
Banco do Estado do Rio Grande do Sul SA Class B	2,700	15,738
Bradespar SA	4,200	45,740
Braskem SA Class A	2,100	18,721
Centrais Eletricas Brasileiras SA Class B	5,100	22,754
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,200	102,398
Companhia Energetica de Minas Gerais	9,846	82,836
Companhia Energetica de Sao Paulo Class B	3,000	30,203
Companhia Paranaense de Energia Class B	1,500	20,186
Gerdau SA	15,300	118,033
Itau Unibanco Holding SA	44,740	632,007
Itausa - Investimentos Itau SA	50,171	199,974
Klabin SA	8,700	45,117
Lojas Americanas SA	8,412	57,324
Marcopolo SA	7,800	19,389
Metalurgica Gerdau SA	5,100	49,617
Oi SA	10,861	16,618
Petroleo Brasileiro SA	74,400	609,677
Suzano Papel e Celulose SA Class A	5,400	19,672
Telefonica Brasil SA	5,400	103,938
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	38,418
Vale SA Class A	33,600	472,193

		3,245,370
CHILE — 0.51%
Embotelladora Andina SA Class B	5,424	26,939
Sociedad Quimica y Minera de Chile SA Series B	1,614	40,643

		67,582

TOTAL PREFERRED STOCKS
(Cost: $4,196,436)		3,312,952

RIGHTS — 0.02%

BRAZIL — 0.01%
Klabin SAa	267	1,828

		1,828

Security	Shares	Value

CHILE — 0.01%
LATAM Airlines Group SAa	687	$549

		549

TOTAL RIGHTS
(Cost: $0)		2,377

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	23,443	23,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,357	1,357
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	22,480	22,480

		47,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,280)		47,280

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $15,287,606)		13,339,828
Other Assets, Less Liabilities — (0.17)%		(22,190)

NET ASSETS — 100.00%		$13,317,638

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

AUTO COMPONENTS — 4.03%
Nokian Renkaat OYJ	12,465	$617,940

		617,940
BUILDING PRODUCTS — 1.06%
Uponor OYJ	7,740	161,870

		161,870
CHEMICALS — 1.34%
Kemira OYJ	12,699	204,545

		204,545
COMMERCIAL SERVICES & SUPPLIES — 1.24%
Caverion Corp.[a]	16,101	190,286

		190,286
COMMUNICATIONS EQUIPMENT — 18.73%
Nokia OYJ[a]	353,664	2,869,926

		2,869,926
CONSTRUCTION & ENGINEERING — 2.56%
Outotec OYJ[b]	20,691	211,289
YIT OYJ	14,058	180,496

		391,785
CONTAINERS & PACKAGING — 1.74%
Huhtamaki OYJ	10,638	266,798

		266,798
DIVERSIFIED FINANCIAL SERVICES — 2.03%
Pohjola Bank PLC Class A	16,407	310,511

		310,511
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.72%
Elisa OYJ	16,533	416,895

		416,895
ELECTRIC UTILITIES — 5.46%
Fortum OYJ	36,486	836,569

		836,569
ELECTRICAL EQUIPMENT — 0.85%
PKC Group OYJ	3,798	129,486

		129,486

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.88%
Kesko OYJ Class B	7,713	$288,480

		288,480
FOOD PRODUCTS — 0.66%
Atria PLC	4,833	52,117
HKScan OYJ Class A	10,377	49,309

		101,426
HEALTH CARE PROVIDERS & SERVICES — 0.49%
Oriola-KD OYJ Class B	21,600	75,288

		75,288
INSURANCE — 12.01%
Sampo OYJ Class A	39,366	1,839,510

		1,839,510
IT SERVICES — 1.14%
Tieto OYJ	8,100	174,803

		174,803
LEISURE EQUIPMENT & PRODUCTS — 1.81%
Amer Sports OYJ Class A	14,139	277,984

		277,984
MACHINERY — 19.41%
Cargotec Corp. OYJ Class B	4,761	181,246
Kone OYJ Class B	14,175	1,305,643
Konecranes OYJ	5,985	210,241
Metso OYJ	14,211	576,213
Wartsila OYJ Abp	14,274	699,846

		2,973,189
MEDIA — 0.81%
Sanoma OYJ	12,645	123,875

		123,875
METALS & MINING — 1.34%
Outokumpu OYJ[a,b]	162,936	84,856
Rautaruukki OYJ	13,428	120,667

		205,523
MULTILINE RETAIL — 0.58%
Stockmann OYJ Abp Class Bb	5,778	88,583

		88,583
OIL, GAS & CONSUMABLE FUELS — 1.93%
Neste Oil OYJ	15,480	296,340

		296,340

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

PAPER & FOREST PRODUCTS — 9.13%
Metsa Board OYJ Class B	27,603	$112,373
Stora Enso OYJ Class R	62,334	617,011
UPM-Kymmene OYJ	40,185	669,151

		1,398,535
PHARMACEUTICALS — 2.01%
Orion OYJ Class B	11,664	307,935

		307,935
PROFESSIONAL SERVICES — 0.39%
Poyry OYJ[a]	10,701	59,562

		59,562
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.58%
Citycon OYJ	37,719	135,067
Sponda OYJ	32,193	159,550
Technopolis OYJ[a]	4,232	25,468
Technopolis OYJ[b]	12,402	74,636

		394,721
SOFTWARE — 0.40%
F-Secure OYJ	22,752	61,646

		61,646
TRADING COMPANIES & DISTRIBUTORS — 1.62%
Cramo OYJ	5,094	115,757
Ramirent OYJ	10,215	132,824

		248,581

TOTAL COMMON STOCKS
(Cost: $13,293,009)		15,312,592

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	332,536	332,536
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	19,252	19,252

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,872	$5,872

		357,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $357,660)		357,660

TOTAL INVESTMENTS IN SECURITIES — 102.28%		15,670,252
(Cost: $13,650,669)
Other Assets, Less Liabilities — (2.28)%		(349,268)

NET ASSETS — 100.00%		$15,320,984

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.77%

AEROSPACE & DEFENSE — 4.64%
MTU Aero Engines Holding AG	13,374	$1,259,724
OHB AG	1,355	32,793

		1,292,517
AIRLINES — 0.09%
Air Berlin PLC[a,b]	10,566	24,399

		24,399
AUTO COMPONENTS — 4.56%
ElringKlinger AG	8,147	340,375
Grammer AG	2,831	144,237
LEONI AG	8,405	629,296
SAF-Holland SAa	11,096	155,610

		1,269,518
BUILDING PRODUCTS — 0.21%
CENTROTEC Sustainable AG	2,226	57,798

		57,798
CAPITAL MARKETS — 1.23%
Aurelius AG	4,870	189,640
Deutsche Beteiligungs AG	2,469	69,267
MLP AG	12,511	83,809

		342,716
CHEMICALS — 6.29%
H&R AGa	3,497	40,848
Symrise AG	28,876	1,281,705
Wacker Chemie AG	4,025	430,144

		1,752,697
COMMERCIAL BANKS — 0.37%
Comdirect Bank AG	9,091	103,306

		103,306
COMMERCIAL SERVICES & SUPPLIES — 4.86%
Bilfinger Berger SE	11,253	1,290,225
Cewe Stiftung & Co. KGAA	1,137	62,775

		1,353,000
COMMUNICATIONS EQUIPMENT — 0.18%
ADVA Optical Networking SEa	9,750	51,507

		51,507

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.89%
Wincor Nixdorf AG	7,662	$525,887

		525,887
CONSTRUCTION & ENGINEERING — 0.46%
Bauer AG	2,427	61,810
KHD Humboldt Wedag International AG	7,682	66,951

		128,761
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.46%
QSC AG	23,919	128,737

		128,737
ELECTRICAL EQUIPMENT — 1.95%
Nordex SEa	14,191	206,646
SGL Carbon SE	8,190	336,652

		543,298
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.18%
Jenoptik AG	11,050	182,873
LPKF Laser & Electronics AG	5,729	144,696

		327,569
ENERGY EQUIPMENT & SERVICES — 0.43%
C.A.T. oil AG	3,747	119,100

		119,100
FOOD PRODUCTS — 0.73%
KWS Saat AGb	597	203,171

		203,171
HEALTH CARE EQUIPMENT & SUPPLIES — 1.75%
Balda AGa	11,377	64,998
Carl Zeiss Meditec AG Bearer	8,360	271,417
Draegerwerk AG & Co. KGaA	790	84,759
STRATEC Biomedical AG	1,510	66,880

		488,054
HEALTH CARE PROVIDERS & SERVICES — 2.67%
Rhoen Klinikum AG	26,667	744,505

		744,505
HOTELS, RESTAURANTS & LEISURE — 2.24%
Tipp24 SEa	1,507	104,583
TUI AGa,b	35,716	519,602

		624,185
INDUSTRIAL CONGLOMERATES — 3.00%
Indus Holding AG	5,440	207,539
Rheinmetall AG	10,194	629,581

		837,120

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.55%
Takkt AG	5,057	$97,290
zooplus AGa	715	55,675

		152,965
INTERNET SOFTWARE & SERVICES — 0.19%
XING AG	503	52,221

		52,221
IT SERVICES — 4.98%
Bechtle AG	3,789	246,622
CANCOM SE	2,999	113,107
Wirecard AG	27,412	1,028,057

		1,387,786
LIFE SCIENCES TOOLS & SERVICES — 4.16%
Evotec AGa,b	23,495	128,758
Gerresheimer AG	8,080	546,381
MorphoSys AGa	6,280	482,592

		1,157,731
MACHINERY — 12.97%
DEUTZ AGa	21,776	189,932
DMG MORI SEIKI AG	16,223	501,739
Duerr AG	6,234	544,923
Gesco AG	766	73,163
Heidelberger Druckmaschinen AGa,b	57,264	214,489
Homag Group AG	1,820	47,082
KION Group AGa	5,088	199,064
Krones AG	3,252	278,816
KUKA AG	6,536	307,642
NORMA Group SE	8,192	415,089
Pfeiffer Vacuum Technology AG	2,412	300,787
R Stahl AG	745	38,860
Rational AG	874	280,720
Vossloh AG	1,191	114,161
Wacker Neuson SE	6,333	106,232

		3,612,699
MEDIA — 1.67%
Borussia Dortmund GmbH & Co. KGaA	13,464	69,093
CTS Eventim AG	5,562	288,264
Stroer Out-Of-Home Media AGa	5,666	107,232

		464,589
METALS & MINING — 3.41%
Aurubis AG	8,668	512,380
Salzgitter AG	10,052	437,893

		950,273

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.19%
CropEnergies AG	5,619	$53,554

		53,554
PHARMACEUTICALS — 2.85%
Stada Arzneimittel AG	15,327	793,733

		793,733
PROFESSIONAL SERVICES — 0.95%
Amadeus Fire AG	1,266	85,307
Bertrandt AG	1,309	180,277

		265,584
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.29%
Alstria Office REIT AG	16,263	205,309
Hamborner REIT AG	11,125	111,029
Prime Office REIT AGa	10,744	43,300

		359,638
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.75%
Colonia Real Estate AGa	3,450	22,782
Deutsche EuroShop AG	11,787	524,548
DIC Asset AG	7,850	71,183
GAGFAH SAa	22,223	323,153
LEG Immobilien AGa	8,173	470,712
PATRIZIA Immobilien AGa	8,124	91,322
TAG Immobilien AG	31,958	375,599

		1,879,299
ROAD & RAIL — 0.57%
Sixt SE	3,212	101,679
VTG AG	2,758	57,266

		158,945
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
AIXTRON SEa,b	24,983	347,639
Dialog Semiconductor PLC[a,b]	15,768	298,633
Kontron AG	12,188	93,394
SMA Solar Technology AG	2,673	107,181

		846,847
SOFTWARE — 2.93%
Init Innovation in Traffic Systems AG	1,432	44,756
Nemetschek AG	1,246	85,113
PSI AG	2,580	43,928
Software AG	16,773	643,326

		817,123
SPECIALTY RETAIL — 0.65%
Delticom AG	1,365	64,862
Tom Tailor Holding AGa,b	4,695	116,983

		181,845

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Bijou Brigitte modische Accessoires AG	1,042	$106,561
Gerry Weber International AG	6,493	274,101

		380,662
THRIFTS & MORTGAGE FINANCE — 1.63%
Aareal Bank AGa	12,324	453,724

		453,724
TRADING COMPANIES & DISTRIBUTORS — 1.93%
BayWa AG Registered	3,417	177,397
Kloeckner & Co. SEa	25,657	359,114

		536,511
TRANSPORTATION INFRASTRUCTURE — 0.58%
Hamburger Hafen und Logistik AG	6,309	161,364

		161,364
WIRELESS TELECOMMUNICATION SERVICES — 3.92%
Drillisch AG	11,627	341,944
Freenet AG	26,347	749,561

		1,091,505

TOTAL COMMON STOCKS
(Cost: $24,198,765)		26,676,443

PREFERRED STOCKS — 4.03%

BIOTECHNOLOGY — 0.60%
Biotest AG	1,696	166,285

		166,285
CONSTRUCTION MATERIALS — 0.46%
Sto AG	650	128,768

		128,768
HEALTH CARE EQUIPMENT & SUPPLIES — 1.65%
Draegerwerk AG & Co. KGaA	1,632	201,762
Sartorius AG	2,292	257,456

		459,218
MACHINERY — 0.92%
Jungheinrich AG	4,115	256,579

		256,579

Security	Shares	Value

ROAD & RAIL — 0.40%
Sixt SE	4,347	$111,863

		111,863

TOTAL PREFERRED STOCKS
(Cost: $1,004,405)		1,122,713

SHORT-TERM INVESTMENTS — 2.79%

MONEY MARKET FUNDS — 2.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	709,541	709,541
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	41,079	41,079
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	26,932	26,932

		777,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $777,552)		777,552

TOTAL INVESTMENTS IN SECURITIES — 102.59%		28,576,708
(Cost: $25,980,722)
Other Assets, Less Liabilities — (2.59)%		(722,798)

NET ASSETS — 100.00%		$27,853,910

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

AUTO COMPONENTS — 3.17%
Xinyi Glass Holdings Co. Ltd.[a]	288,000	$304,618

		304,618
BIOTECHNOLOGY — 0.48%
CK Life Sciences International (Holdings) Inc.	492,000	45,693

		45,693
CAPITAL MARKETS — 1.64%
Guotai Junan International Holdings Ltd.[a]	72,000	34,269
Haitong International Securities Group Ltd.[a]	60,000	31,499
Value Partners Group Ltd.	138,000	91,494

		157,262
COMMERCIAL BANKS — 7.79%
Dah Sing Banking Group Ltd.	64,800	119,358
Dah Sing Financial Holdings Ltd.	24,000	140,546
Wing Hang Bank Ltd.[a]	33,000	488,659

		748,563
COMMUNICATIONS EQUIPMENT — 3.84%
VTech Holdings Ltd.	27,600	368,824

		368,824
CONSTRUCTION & ENGINEERING — 0.99%
Hsin Chong Construction Group Ltd.	264,000	38,139
SOCAM Development Ltd.	49,000	57,200

		95,339
DISTRIBUTORS — 0.13%
Silver Base Group Holdings Ltd.[b]	84,000	12,135

		12,135
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.79%
Citic Telecom International Holdings Ltd.	228,000	74,994
Hutchison Telecommunications Hong Kong Holdings Ltd.	252,000	96,540

		171,534
ELECTRICAL EQUIPMENT — 2.73%
Johnson Electric Holdings Ltd.	267,000	241,079
Neo-Neon Holdings Ltd.[b]	87,000	20,761

		261,840
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.82%
FIH Mobile Ltd.[b]	384,000	192,677
Truly International Holdings Ltd.	240,000	140,546
VST Holdings Ltd.	132,400	34,156

		367,379

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.58%
Hilong Holding Ltd.	108,000	$85,395
SPT Energy Group Inc.	96,000	66,125

		151,520
HOTELS, RESTAURANTS & LEISURE — 11.44%
Cafe de Coral Holdings Ltd.[a]	60,000	202,382
Century City International Holdings Ltd.	240,000	18,265
Dorsett Hospitality International Ltd.	102,000	21,446
Emperor Entertainment Hotel Ltd.	90,000	45,159
Macau Legend Development Ltd.[b]	204,000	159,460
Melco International Development Ltd.[a]	156,000	550,341
Paliburg Holdings Ltd.	60,000	19,348
Regal Hotels International Holdings Ltd.	56,000	32,505
Tsui Wah Holdings Ltd.	72,000	50,243

		1,099,149
HOUSEHOLD DURABLES — 7.88%
Man Wah Holdings Ltd.	57,600	94,803
Samson Holding Ltd.	156,000	24,147
Techtronic Industries Co. Ltd.[a]	237,000	637,388

		756,338
INDUSTRIAL CONGLOMERATES — 1.56%
Shun Tak Holdings Ltd.	252,000	150,173

		150,173
INTERNET SOFTWARE & SERVICES — 0.37%
SUNeVision Holdings Ltd.	120,000	35,910

		35,910
IT SERVICES — 0.32%
China Public Procurement Ltd.[b]	552,000	30,617

		30,617
LEISURE EQUIPMENT & PRODUCTS — 0.68%
Lung Cheong International Holdings Ltd.[b]	360,000	34,362
Playmates Toys Ltd.[b]	72,000	30,555

		64,917
MACHINERY — 0.66%
Singamas Container Holdings Ltd.[a]	252,000	63,060

		63,060
MARINE — 5.13%
Orient Overseas International Ltd.	33,000	174,521
Pacific Basin Shipping Ltd.	300,000	215,152
SITC International Holdings Co. Ltd.	234,000	102,925

		492,598

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

MEDIA — 4.33%
Hong Kong Television Network Ltd.	72,000	$19,132
Pico Far East Holdings Ltd.	132,000	42,566
Television Broadcasts Ltd.	56,400	353,925

		415,623
METALS & MINING — 1.65%
CST Mining Group Ltd.[b]	3,696,000	34,325
G-Resources Group Ltd.[b]	3,798,000	105,328
IRC Ltd.[b]	180,000	18,807

		158,460
OIL, GAS & CONSUMABLE FUELS — 2.42%
Brightoil Petroleum (Holdings) Ltd.[a,b]	450,000	95,774
Mongolia Energy Corp. Ltd.[b]	696,000	23,791
Newocean Energy Holdings Ltd.	168,000	113,117

		232,682
PHARMACEUTICALS — 0.36%
United Laboratories International Holdings Ltd. (The)[a,b]	84,000	34,455

		34,455
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.66%
Champion REIT	390,000	175,063
Prosperity REIT	192,000	57,209
Regal REIT[a]	168,000	48,974
Sunlight REIT	180,000	70,350

		351,596
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.76%
CSI Properties Ltd.	968,000	39,331
Emperor International Holdings Ltd.	192,000	55,723
Far East Consortium International Ltd.	114,000	41,761
Great Eagle Holdings Ltd.	42,000	146,273
HKR International Ltd.	129,600	62,688
K. Wah International Holdings Ltd.	186,000	101,485
Kowloon Development Co. Ltd.	60,000	73,369
Lai Sun Development Co. Ltd.[b]	1,722,000	50,865
Langham Hospitality Investments Ltd.[b]	135,000	67,042
Midland Holdings Ltd.[a]	120,000	53,246
Polytec Asset Holdings Ltd.	240,000	30,338
Soundwill Holdings Ltd.	12,000	22,877

		744,998
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Goldpoly New Energy Holdings Ltd.[b]	96,000	21,670

		21,670
SPECIALTY RETAIL — 17.33%
Bonjour Holdings Ltd.	228,000	52,055
Chow Sang Sang Holdings International Ltd.	54,000	169,258
Dickson Concepts International Ltd.	39,000	23,996
Emperor Watch & Jewellery Ltd.	420,000	34,130
Esprit Holdings Ltd.	325,250	677,967

Security	Shares	Value

Giordano International Ltd.	204,000	$177,090
I.T Ltd.	48,000	14,117
Luk Fook Holdings International Ltd.	66,000	243,904
Sa Sa International Holdings Ltd.	168,000	195,680
Stelux Holdings International Ltd.	60,000	21,128
Trinity Ltd.	144,000	54,794

		1,664,119
TEXTILES, APPAREL & LUXURY GOODS — 5.37%
Pacific Textile Holdings Ltd.	90,000	139,771
Sitoy Group Holdings Ltd.	42,000	24,920
Stella International Holdings Ltd.[a]	81,000	196,632
Texwinca Holdings Ltd.	132,000	129,231
YGM Trading Ltd.	11,388	25,207

		515,761
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
SmarTone Telecommunications Holding Ltd.[a]	63,000	70,373

		70,373

TOTAL COMMON STOCKS (Cost: $8,407,701)		9,587,206

SHORT-TERM INVESTMENTS — 18.51%

MONEY MARKET FUNDS — 18.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,676,702	1,676,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	97,073	97,073
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,317	3,317

		1,777,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,777,092)		1,777,092

TOTAL INVESTMENTS IN SECURITIES — 118.34% (Cost: $10,184,793)		11,364,298
Other Assets, Less Liabilities — (18.34)%		(1,761,165)

NET ASSETS — 100.00%		$9,603,133

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AUTOMOBILES — 6.37%
Bajaj Auto Ltd.	152,724	$4,825,507
Hero Motocorp Ltd.	145,604	4,783,449
Mahindra & Mahindra Ltd.	561,056	8,486,769
Tata Motors Ltd.	1,396,232	8,908,268

		27,003,993
BEVERAGES — 1.93%
United Breweries Ltd.	120,328	1,527,062
United Spirits Ltd.	158,776	6,645,013

		8,172,075
CHEMICALS — 1.00%
Asian Paints Ltd.	524,388	4,226,405

		4,226,405
COMMERCIAL BANKS — 11.01%
Bank of Baroda	76,896	793,202
HDFC Bank Ltd.	2,829,844	29,946,805
ICICI Bank Ltd.	399,432	6,830,741
State Bank of India	249,200	7,255,672
Yes Bank Ltd.	320,207	1,889,011

		46,715,431
CONSTRUCTION & ENGINEERING — 2.26%
Larsen & Toubro Ltd.	573,160	9,593,482

		9,593,482
CONSTRUCTION MATERIALS — 1.50%
ACC Ltd.	40,940	718,432
Ambuja Cements Ltd.	1,238,168	3,672,499
Ultratech Cement Ltd.	64,792	1,978,079

		6,369,010
CONSUMER FINANCE — 1.08%
Mahindra & Mahindra Financial Services Ltd.	467,622	2,213,142
Shriram Transport Finance Co. Ltd.	248,132	2,347,704

		4,560,846
DIVERSIFIED FINANCIAL SERVICES — 2.64%
Kotak Mahindra Bank Ltd.	573,160	6,941,391
Power Finance Corp. Ltd.	480,956	1,224,902
Reliance Capital Ltd.	179,068	1,079,451
Rural Electrification Corp. Ltd.	539,696	1,959,194

		11,204,938
ELECTRIC UTILITIES — 1.57%
Power Grid Corp. of India Ltd.	2,031,692	3,091,918

Security	Shares	Value

Reliance Infrastructure Ltd.	191,528	$1,318,996
Tata Power Co. Ltd.	1,772,880	2,255,464

		6,666,378
ELECTRICAL EQUIPMENT — 0.63%
Bharat Heavy Electricals Ltd.	1,070,136	2,677,481

		2,677,481
FOOD PRODUCTS — 0.72%
GlaxoSmithKline Consumer Healthcare Ltd.	18,512	1,318,250
Nestle India Ltd.	20,944	1,724,403

		3,042,653
GAS UTILITIES — 0.74%
GAIL (India) Ltd.	577,788	3,129,338

		3,129,338
HEALTH CARE PROVIDERS & SERVICES — 0.44%
Apollo Hospitals Enterprise Ltd.	140,976	1,881,710

		1,881,710
HOUSEHOLD PRODUCTS — 2.65%
Hindustan Unilever Ltd.	1,181,920	11,248,951

		11,248,951
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.36%
NTPC Ltd.	1,953,016	4,602,042
Reliance Power Ltd.[a]	1,022,076	1,175,984

		5,778,026
INDUSTRIAL CONGLOMERATES — 0.97%
Aditya Birla Nuvo Ltd.	63,368	1,266,143
Jaiprakash Associates Ltd.	1,819,516	1,569,402
Siemens Ltd.	129,940	1,280,166

		4,115,711
IT SERVICES — 21.83%
HCL Technologies Ltd.	380,920	6,619,925
Infosys Ltd.	836,956	44,928,961
Tata Consultancy Services Ltd.	855,824	27,450,325
Tech Mahindra Ltd.	189,923	5,159,286
Wipro Ltd.	1,122,468	8,456,680

		92,615,177
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Divi’s Laboratories Ltd.	72,624	1,339,168

		1,339,168
MEDIA — 0.43%
Zee Entertainment Enterprises Ltd.	438,948	1,820,697

		1,820,697

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

November 30, 2013

Security	Shares	Value

METALS & MINING — 4.20%
Hindalco Industries Ltd.	1,883,596	$3,698,467
Jindal Steel & Power Ltd.	681,384	2,814,839
JSW Steel Ltd.	154,148	2,265,845
Sesa Sterlite Ltd.	1,890,716	5,539,928
Tata Steel Ltd.	548,596	3,516,844

		17,835,923
OIL, GAS & CONSUMABLE FUELS — 11.97%
Bharat Petroleum Corp. Ltd.	319,688	1,739,381
Cairn India Ltd.	870,064	4,508,349
Coal India Ltd.	920,616	4,006,425
Oil & Natural Gas Corp. Ltd.	1,402,996	6,715,252
Oil India Ltd.	216,804	1,676,250
Reliance Industries Ltd.	2,353,872	32,138,320

		50,783,977
PERSONAL PRODUCTS — 0.96%
Dabur India Ltd.	381,276	1,010,696
Godrej Consumer Products Ltd.	217,160	3,076,346

		4,087,042
PHARMACEUTICALS — 5.94%
Cipla Ltd.	627,984	3,931,809
Dr. Reddy’s Laboratories Ltd.	185,832	7,389,268
Lupin Ltd.	65,860	902,005
Piramal Enterprises Ltd.	127,448	1,059,823
Ranbaxy Laboratories Ltd.[a]	231,400	1,562,107
Sun Pharmaceuticals Industries Ltd.	1,132,080	10,362,454

		25,207,466
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
DLF Ltd.	778,572	1,895,036

		1,895,036
THRIFTS & MORTGAGE FINANCE — 8.76%
Housing Development Finance Corp. Ltd.	2,689,936	35,461,182
LIC Housing Finance Ltd.	505,876	1,684,230

		37,145,412
TOBACCO — 4.88%
ITC Ltd.	4,034,192	20,684,191

		20,684,191
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Adani Enterprises Ltd.	200,428	844,017

		844,017
TRANSPORTATION INFRASTRUCTURE — 0.45%
Adani Ports and Special Economic Zone Ltd.	749,736	1,895,036

		1,895,036

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 2.64%
Bharti Airtel Ltd.	1,092,564	$5,717,209
Idea Cellular Ltd.	1,211,824	3,402,377
Reliance Communications Ltd.	940,196	2,084,560

		11,204,146

TOTAL COMMON STOCKS
(Cost: $401,390,716)		423,743,716

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $401,390,716)		423,743,716
Other Assets, Less Liabilities — 0.10%		439,647

NET ASSETS — 100.00%		$424,183,363

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

33

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AIRLINES — 0.27%
Jet Airways India Ltd.[a]	1,667	$8,082

		8,082
AUTO COMPONENTS — 5.19%
Amtek Auto Ltd.	7,275	8,231
Amtek India Ltd.	6,533	7,072
Apollo Tyres Ltd.	19,063	24,557
Bharat Forge Ltd.	11,484	54,801
MRF Ltd.	156	43,310
Tube Investments of India Ltd.	6,510	16,991

		154,962
AUTOMOBILES — 0.60%
TVS Motor Co. Ltd.	20,384	17,859

		17,859
BEVERAGES — 0.38%
Radico Khaitan Ltd.	5,250	11,451

		11,451
BIOTECHNOLOGY — 1.45%
Biocon Ltd.	6,991	43,318

		43,318
CAPITAL MARKETS — 0.51%
India Infoline Ltd.	15,936	15,326

		15,326
CHEMICALS — 9.53%
BASF India Ltd.	486	4,889
Bayer CropScience Ltd.	1,056	28,310
Berger Paints India Ltd.	8,646	33,524
Chambal Fertilizers & Chemicals Ltd.	16,190	10,104
EID Parry India Ltd.	5,320	11,655
Godrej Industries Ltd.	8,619	37,606
Gujarat Fluorochemicals Ltd.	3,279	12,502
Gujarat State Fertilisers & Chemicals Ltd.	22,568	20,658
Linde India Ltd.	1,584	7,954
PI Industries Ltd.	4,401	16,177
Rallis India Ltd.	4,356	12,728
Solar Industries India Ltd.	237	3,436
Supreme Industries Ltd.	3,624	23,084
UPL Ltd.	23,139	61,874

		284,501
COMMERCIAL BANKS — 6.83%
Allahabad Bank	7,455	10,892
Andhra Bank	21,104	20,955

Security	Shares	Value

Development Credit Bank Ltd.[a]	6,693	$5,307
Jammu & Kashmir Bank Ltd.	2,244	43,691
Karnataka Bank Ltd.	13,114	21,710
Karur Vysya Bank Ltd.	4,864	26,036
Oriental Bank of Commerce	4,953	14,695
State Bank of Bikaner and Jaipur	381	1,948
Syndicate Bank	9,291	13,203
UCO Bank	24,585	29,762
Vijaya Bank	24,688	15,566

		203,765
CONSTRUCTION & ENGINEERING — 3.17%
ALSTOM India Ltd.	1,281	7,597
GMR Infrastructure Ltd.	99,203	32,464
IRB Infrastructure Developers Ltd.	12,123	18,799
Lanco Infratech Ltd.[a]	53,242	5,027
Voltas Ltd.	17,199	30,564

		94,451
CONSTRUCTION MATERIALS — 2.04%
Century Textiles & Industries Ltd.	5,276	23,058
India Cements Ltd.	24,393	23,480
Ramco Cements Ltd. (The)	5,315	14,378

		60,916
CONSUMER FINANCE — 4.71%
Bajaj Finance Ltd.	2,202	49,705
Cholamandalam Investment and Finance Co. Ltd.	2,691	10,822
Kailash Auto Finance Ltd.[a]	14,700	10,056
Manappuram Finance Ltd.	29,699	7,771
SE Investments Ltd.	3,321	20,875
SKS Microfinance Ltd.[a]	6,036	16,435
Sundaram Finance Ltd.	2,727	24,900

		140,564
DIVERSIFIED FINANCIAL SERVICES — 1.58%
Credit Analysis & Research Ltd.	477	5,487
Global Infratech & Finance Ltd.[a]	6,900	10,136
IFCI Ltd.	65,903	26,787
SREI Infrastructure Finance Ltd.	13,293	4,606

		47,016
ELECTRIC UTILITIES — 1.93%
CESC Ltd.	6,720	40,999
Torrent Power Ltd.	8,292	16,573

		57,572
ELECTRICAL EQUIPMENT — 3.37%
Amara Raja Batteries Ltd.	4,246	21,947
Graphite India Ltd.	3,609	4,580
Havells India Ltd.	4,918	59,332
Suzlon Energy Ltd.[a]	94,147	14,840

		100,699

34

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.97%
Redington India Ltd.	27,370	$28,798

		28,798
FOOD PRODUCTS — 6.64%
Balrampur Chini Mills Ltd.	7,223	5,450
Britannia Industries Ltd.	3,171	44,477
Kaveri Seed Co. Ltd.	327	8,009
McLeod Russel India Ltd.	4,253	19,203
Rasoya Proteins Ltd.[a]	75,768	20,855
Shree Renuka Sugars Ltd.	43,889	14,433
Tata Global Beverages Ltd.	33,638	80,152
Zydus Wellness Ltd.	654	5,682

		198,261
GAS UTILITIES — 2.20%
Gujarat Gas Co. Ltd.	5,101	22,407
Gujarat State Petronet Ltd.	23,247	22,172
Indraprastha Gas Ltd.	4,730	21,054

		65,633
HEALTH CARE PROVIDERS & SERVICES — 0.47%
Fortis Healthcare Ltd.[a]	7,950	13,861

		13,861
HOTELS, RESTAURANTS & LEISURE — 2.76%
Cox & Kings Ltd.	9,354	14,954
EIH Ltd.	6,357	5,422
Indian Hotels Co. Ltd.	48,315	37,112
Jubilant Foodworks Ltd.[a]	1,187	24,938

		82,426
HOUSEHOLD DURABLES — 1.53%
Bajaj Electricals Ltd.	1,808	4,856
TTK Prestige Ltd.	269	15,116
Videocon Industries Ltd.[a]	6,726	18,373
Whirlpool of India Ltd.[a]	2,591	7,171

		45,516
HOUSEHOLD PRODUCTS — 0.38%
Jyothy Laboratories Ltd.	3,917	11,411

		11,411
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.05%
GVK Power & Infrastructure Ltd.[a]	72,294	8,503
PTC India Ltd.	22,395	22,882

		31,385
INDUSTRIAL CONGLOMERATES — 1.87%
MAX India Ltd.	16,618	55,872

		55,872

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.50%
Just Dial Ltd.[a]	2,295	$44,888

		44,888
IT SERVICES — 4.85%
eClerx Services Ltd.	1,416	24,590
Hexaware Technologies Ltd.	23,266	45,534
MindTree Ltd.	2,334	51,917
Persistent Systems Ltd.	1,080	14,984
Polaris Financial Technology Ltd.	3,489	7,557

		144,582
MACHINERY — 6.10%
Ashok Leyland Ltd.	126,249	33,941
Eicher Motors Ltd.	751	56,332
Greaves Cotton Ltd.	4,293	4,376
Jain Irrigation Systems Ltd.	24,287	27,575
Lakshmi Machine Works Ltd.	144	5,729
SKF India Ltd.	882	9,217
Thermax Ltd.	4,372	44,976

		182,146
MEDIA — 3.58%
DEN Networks Ltd.[a]	4,516	10,374
Dish TV India Ltd.[a]	30,723	27,409
Hathway Cable & Datacom Ltd.[a]	6,792	28,428
Jagran Prakashan Ltd.	10,455	13,954
PVR Ltd.	1,149	11,533
TV18 Broadcast Ltd.[a]	41,803	15,185

		106,883
METALS & MINING — 1.60%
Gujarat Mineral Development Corp. Ltd.	11,649	19,900
Jindal Saw Ltd.	16,565	12,220
Maharashtra Seamless Ltd.	2,109	5,649
MOIL Ltd.	2,749	10,083

		47,852
MULTILINE RETAIL — 0.76%
Shoppers Stop Ltd.	1,984	10,469
Trent Ltd.	729	12,167

		22,636
PHARMACEUTICALS — 6.02%
Alembic Pharmaceuticals Ltd.	4,428	14,498
AstraZeneca Pharma India Ltd.[a]	537	7,168
Aurobindo Pharma Ltd.	13,060	61,350
FDC Ltd.	4,536	7,756
Natco Pharma Ltd.	690	8,584
Sun Pharma Advanced Research Co. Ltd.[a]	7,517	18,573
Torrent Pharmaceuticals Ltd.	4,302	31,809
Unichem Laboratories Ltd.	3,538	10,811
Wockhardt Ltd.	2,811	19,136

		179,685

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.41%
Anant Raj Industries Ltd.[a]	4,970	$3,818
Delta Corp. Ltd.	5,112	7,354
Godrej Properties Ltd.	3,718	9,945
Housing Development & Infrastructure Ltd.[a]	26,670	21,489
Indiabulls Real Estate Ltd.	23,928	26,459
Prestige Estates Projects Ltd.	7,686	18,025
Sobha Developers Ltd.	6,013	31,484
Sunteck Realty Ltd.	1,306	7,131
Unitech Ltd.[a]	133,431	35,872

		161,577
SOFTWARE — 1.78%
Indian Infotech & Software Ltd.[a]	27,191	13,728
KPIT Technologies Ltd.	10,105	23,302
NIIT Technologies Ltd.	3,146	16,035

		53,065
SPECIALTY RETAIL — 0.16%
PC Jeweller Ltd.	3,288	4,741

		4,741
TEXTILES, APPAREL & LUXURY GOODS — 4.85%
Alok Industries Ltd.[a]	37,380	4,636
Arvind Ltd.	15,498	31,671
Bata India Ltd.	1,534	26,226
Bombay Dyeing & Manufacturing Co. Ltd.	11,862	13,496
Page Industries Ltd.	276	23,181
Rajesh Exports Ltd.	11,223	16,496
Raymond Ltd.	4,303	19,132
Vardhman Textiles Ltd.	1,569	9,834

		144,672
THRIFTS & MORTGAGE FINANCE — 2.80%
Dewan Housing Finance Corp. Ltd.	4,839	13,149
Gruh Finance Ltd.	4,338	16,188
Indiabulls Housing Finance Ltd.	15,192	54,323

		83,660
TRANSPORTATION INFRASTRUCTURE — 0.96%
Gateway Distriparks Ltd.	4,956	10,271
Gujarat Pipavav Port Ltd.[a]	20,206	18,366

		28,637

TOTAL COMMON STOCKS
(Cost: $3,401,954)		2,978,669

Value

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $3,401,954)	$2,978,669
Other Assets, Less Liabilities — 0.20%	5,944

NET ASSETS — 100.00%	$2,984,613

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® MSCI INDONESIA ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AIRLINES — 0.18%
PT Garuda Indonesia (Persero) Tbk[a]	14,038,000	$580,883

		580,883
AUTO COMPONENTS — 0.41%
PT Gajah Tunggal Tbk	4,901,486	737,528
PT Selamat Sempurna Tbk	1,805,000	580,919

		1,318,447
AUTOMOBILES — 10.35%
PT Astra International Tbk	63,103,330	32,969,347

		32,969,347
BUILDING PRODUCTS — 0.34%
PT Arwana Citramulia Tbk	14,918,000	1,084,945

		1,084,945
CAPITAL MARKETS — 0.10%
PT Minna Padi Investama Tbk[a]	2,042,000	320,916

		320,916
COMMERCIAL BANKS — 26.62%
PT Bank Bukopin Tbk	9,911,199	472,258
PT Bank Central Asia Tbk	38,431,158	31,001,937
PT Bank Danamon Indonesia Tbk	10,472,360	3,326,643
PT Bank Mandiri (Persero) Tbk	29,094,780	18,606,066
PT Bank Negara Indonesia (Persero) Tbk	23,247,558	7,967,815
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	7,466,336	524,282
PT Bank Pembangunan Daerah Jawa Timur Tbk	9,362,000	281,741
PT Bank Rakyat Indonesia (Persero) Tbk	34,606,172	21,552,015
PT Bank Tabungan Negara (Persero) Tbk	13,180,926	1,068,798

		84,801,555
COMMERCIAL SERVICES & SUPPLIES — 0.20%
PT Hanson International Tbk[a]	15,500,507	647,879

		647,879
CONSTRUCTION & ENGINEERING — 0.98%
PT Adhi Karya (Persero) Tbk	2,767,500	370,157
PT Pembangunan Perumahan (Persero) Tbk	5,998,500	576,658
PT Surya Semesta Internusa Tbk	11,012,874	672,050
PT Total Bangun Persada Tbk	3,684,500	178,643
PT Waskita Karya (Persero) Tbk	10,507,500	399,658
PT Wijaya Karya (Persero) Tbk	6,699,139	924,019

		3,121,185
CONSTRUCTION MATERIALS — 5.44%
PT Indocement Tunggal Prakarsa Tbk	4,587,644	7,229,015

Security	Shares	Value

PT Semen Baturaja[a]	7,703,000	$222,156
PT Semen Gresik (Persero) Tbk	9,243,655	9,890,807

		17,341,978
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.12%
PT Telekomunikasi Indonesia (Persero) Tbk	141,411,890	25,711,253
PT XL Axiata Tbk	7,992,000	3,340,439

		29,051,692
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.28%
PT Agis Tbk[a]	15,561,000	572,359
PT Erajaya Swasembada Tbk[a]	3,605,000	316,426

		888,785
FOOD PRODUCTS — 8.25%
PT Astra Agro Lestari Tbk	1,227,170	2,282,510
PT Bisi International Tbk	4,675,000	218,851
PT BW Plantation Tbk	5,053,752	540,757
PT Charoen Pokphand Indonesia Tbk	22,994,225	6,535,454
PT Indofood CBP Sukses Makmur Tbk	3,639,577	3,042,489
PT Indofood Sukses Makmur Tbk	13,681,230	7,605,449
PT Japfa Comfeed Indonesia Tbk	14,979,000	1,552,682
PT Malindo Feedmill Tbk	2,379,000	671,191
PT Nippon Indosari Corpindo Tbk	3,957,000	337,399
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	9,575,500	1,472,846
PT Salim Ivomas Pratama Tbk	12,383,500	879,914
PT Sampoerna Agro Tbk	2,073,372	320,647
PT Tiga Pilar Sejahtera Food Tbk	4,466,000	522,667
PT Tunas Baru Lampung Tbk	6,972,000	285,582

		26,268,438
GAS UTILITIES — 4.33%
PT Perusahaan Gas Negara (Persero) Tbk	34,004,007	13,786,368

		13,786,368
HOUSEHOLD PRODUCTS — 3.32%
PT Unilever Indonesia Tbk	4,757,004	10,577,748

		10,577,748
INDUSTRIAL CONGLOMERATES — 0.15%
PT Bakrie and Brothers Tbk[a]	113,283,754	473,495

		473,495
INSURANCE — 0.18%
PT Panin Financial Tbk[a]	39,723,778	584,442

		584,442
MACHINERY — 2.51%
PT United Tractors Tbk	5,230,796	7,980,107

		7,980,107
MARINE — 0.57%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	—

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2013

Security	Shares	Value

PT Trada Maritime Tbk[a]	13,643,000	$1,813,364

		1,813,364
MEDIA — 3.99%
PT Global Mediacom Tbk	21,891,500	3,568,520
PT Media Nusantara Citra Tbk	13,157,500	2,942,220
PT MNC Investama Tbk	77,665,500	2,142,497
PT MNC Sky Vision Tbk[a]	2,205,500	437,874
PT Surya Citra Media Tbk	13,674,500	3,257,875
PT Visi Media Asia Tbk[a]	15,469,000	368,540

		12,717,526
METALS & MINING — 1.04%
PT Aneka Tambang (Persero) Tbk	10,408,066	1,096,273
PT Borneo Lumbung Energi & Metal Tbk[a]	16,563,500	239,539
PT Bumi Resources Minerals Tbk[a]	39,738,500	714,214
PT Krakatau Steel (Persero) Tbk[a]	9,901,000	405,558
PT Timah (Persero) Tbk	6,278,910	845,061

		3,300,645
MULTILINE RETAIL — 2.36%
PT Matahari Department Store Tbk[a]	4,542,500	4,385,862
PT Matahari Putra Prima Tbk	3,368,500	560,361
PT Mitra Adiperkasa Tbk	2,330,500	949,733
PT Multipolar Corp. Tbk	22,066,738	682,524
PT Ramayana Lestari Sentosa Tbk	9,971,500	925,255

		7,503,735
OIL, GAS & CONSUMABLE FUELS — 5.07%
PT Adaro Energy Tbk	44,804,839	4,232,348
PT Benakat Petroleum Energy Tbk[a]	68,399,210	623,240
PT Bukit Asam (Persero) Tbk	2,516,550	2,524,439
PT Bumi Resources Tbk[a]	45,189,417	1,095,501
PT Energi Mega Persada Tbk[a]	111,503,942	605,873
PT Golden Eagle Energy Tbk[a]	846,834	407,047
PT Harum Energy Tbk	2,540,000	700,690
PT Indika Energy Tbk	4,873,500	264,809
PT Indo Tambangraya Megah Tbk	1,232,880	2,957,881
PT Medco Energi Internasional Tbk	4,684,752	988,840
PT Resource Alam Indonesia Tbk	1,415,500	322,444
PT Sugih Energy Tbk[a]	38,487,411	1,431,716

		16,154,828
PHARMACEUTICALS — 2.28%
PT Kalbe Farma Tbk	71,207,085	7,262,081

		7,262,081
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.30%
PT Agung Podomoro Land Tbk	18,972,500	388,570
PT Alam Sutera Realty Tbk	30,638,616	1,216,580
PT Bakrieland Development Tbk[a]	147,824,295	617,865
PT Bekasi Fajar Industrial Estate Tbk[a]	7,546,500	242,876
PT Bumi Serpong Damai Tbk	21,837,622	2,464,434
PT Ciputra Development Tbk	33,137,322	2,022,173
PT Ciputra Property Tbk	8,626,640	439,896
PT Ciputra Surya Tbk	2,469,480	373,648
PT Gading Development Tbk[a]	11,783,500	88,653

Security	Shares	Value

PT Intiland Development Tbk	17,954,120	$480,277
PT Kawasan Industri Jababeka Tbk	53,390,817	914,952
PT Lippo Cikarang Tbk[a]	1,303,000	509,218
PT Lippo Karawaci Tbk[a]	61,205,462	4,655,964
PT Metropolitan Land Tbk	5,838,000	192,770
PT Modernland Realty Tbk[a]	27,375,418	938,259
PT Nirvana Development Tbk[a]	10,702,000	241,550
PT Pakuwon Jati Tbk	52,588,077	1,099,019
PT Sentul City Tbk[a]	68,566,050	991,593
PT Summarecon Agung Tbk	29,264,458	2,201,715

		20,080,012
ROAD & RAIL — 0.14%
PT Express Transindo Utama Tbk	3,360,000	440,978

		440,978
SPECIALTY RETAIL — 0.77%
PT ACE Hardware Indonesia Tbk	24,079,479	1,388,910
PT Electronic City Indonesia Tbk[a]	1,044,000	281,455
PT Mitra Pinasthika Mustika Tbk[a]	4,193,500	459,226
PT Tiphone Mobile Indonesia Tbk[a]	5,905,500	315,947

		2,445,538
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
PT Sri Rejeki Isman Tbk[a]	20,382,000	425,956

		425,956
TOBACCO — 1.45%
PT Gudang Garam Tbk	1,496,242	4,627,875

		4,627,875
TRADING COMPANIES & DISTRIBUTORS — 0.72%
PT AKR Corporindo Tbk	5,446,668	2,128,583
PT Hexindo Adiperkasa Tbk	659,318	168,102

		2,296,685
TRANSPORTATION INFRASTRUCTURE — 1.50%
PT Citra Marga Nusaphala Persada Tbk[a]	5,507,500	1,473,271
PT Jasa Marga (Persero) Tbk	6,358,500	2,710,834
PT Nusantara Infrastructure Tbk[a]	23,860,000	588,397

		4,772,502
WIRELESS TELECOMMUNICATION SERVICES — 0.82%
PT Tower Bersama Infrastructure Tbk[a]	5,232,500	2,624,451

		2,624,451

TOTAL COMMON STOCKS
(Cost: $458,074,766)		318,264,386

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	84,181	$84,181

		84,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,181)		84,181

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $458,158,947)		318,348,567
Other Assets, Less Liabilities — 0.07%		237,241

NET ASSETS — 100.00%		$318,585,808

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AIRLINES — 7.85%
Aer Lingus Group PLC	2,334,420	$4,300,416
Ryanair Holdings PLC SP ADR[a]	105,048	5,044,930

		9,345,346
BEVERAGES — 4.45%
C&C Group PLC	875,424	5,298,145

		5,298,145
BIOTECHNOLOGY — 7.72%
Elan Corp. PLC[a]	506,946	9,190,444

		9,190,444
BUILDING PRODUCTS — 4.30%
Kingspan Group PLC	294,954	5,118,324

		5,118,324
CAPITAL MARKETS — 0.07%
TVC Holdings PLC	99,000	88,290

		88,290
COMMERCIAL BANKS — 6.51%
Bank of Ireland[a]	19,894,446	7,746,964

		7,746,964
CONSTRUCTION MATERIALS — 21.66%
CRH PLC	1,014,684	25,779,594

		25,779,594
CONTAINERS & PACKAGING — 4.49%
Smurfit Kappa Group PLC	224,070	5,338,944

		5,338,944
FOOD & STAPLES RETAILING — 0.94%
Fyffes PLC	427,614	489,063
Total Produce PLC	535,128	626,599

		1,115,662
FOOD PRODUCTS — 16.97%
Donegal Investment Group PLC	14,388	123,437
Glanbia PLC	371,118	5,368,767
Kerry Group PLC Class A	165,000	10,603,752
Origin Enterprises PLC[a]	426,360	4,098,404

		20,194,360

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 4.58%
UDG Healthcare PLC	1,062,072	$5,445,345

		5,445,345
HOTELS, RESTAURANTS & LEISURE — 4.02%
Paddy Power PLC	62,040	4,790,326

		4,790,326
INSURANCE — 3.74%
FBD Holdings PLC	195,228	4,452,363

		4,452,363
INTERNET SOFTWARE & SERVICES — 0.11%
Datalex PLC[a]	80,388	128,059

		128,059
LIFE SCIENCES TOOLS & SERVICES — 4.16%
ICON PLC[a]	129,756	4,948,894

		4,948,894
MARINE — 3.53%
Irish Continental Group PLC	128,040	4,198,807

		4,198,807
OIL, GAS & CONSUMABLE FUELS — 0.13%
San Leon Energy PLC[a]	2,096,622	151,112

		151,112
PROFESSIONAL SERVICES — 0.22%
CPL Resources PLC	29,238	262,739

		262,739
TRADING COMPANIES & DISTRIBUTORS — 4.36%
Grafton Group PLC Units	508,398	5,184,064

		5,184,064

TOTAL COMMON STOCKS
(Cost: $93,085,078)		118,777,782

RIGHTS — 0.00%

MEDIA — 0.00%
Independent News & Media PLC[a]	33	3

		3

TOTAL RIGHTS
(Cost: $0)		3

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.16%

MONEY MARKET FUNDS — 4.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	4,957,431	$4,957,431

		4,957,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,957,431)		4,957,431

TOTAL INVESTMENTS IN SECURITIES — 103.97%
(Cost: $98,042,509)		123,735,216
Other Assets, Less Liabilities — (3.97)%		(4,727,597)

NET ASSETS — 100.00%		$119,007,619

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AIR FREIGHT & LOGISTICS — 4.55%
Freightways Ltd.	716,775	$2,656,694
Mainfreight Ltd.	407,850	3,862,437

		6,519,131
AIRLINES — 2.39%
Air New Zealand Ltd.	2,545,875	3,419,054

		3,419,054
CHEMICALS — 1.81%
Nuplex Industries Ltd.	962,925	2,594,235

		2,594,235
CONSTRUCTION MATERIALS — 14.76%
Fletcher Building Ltd.	2,834,550	21,127,972

		21,127,972
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.40%
Chorus Ltd.	1,869,900	2,328,044
Telecom Corp. of New Zealand Ltd.	7,450,275	13,989,527

		16,317,571
ELECTRIC UTILITIES — 9.88%
Contact Energy Ltd.	1,378,500	5,401,955
Infratil Ltd.	2,242,425	4,393,717
Mighty River Power Ltd.	2,534,850	4,345,847

		14,141,519
FOOD PRODUCTS — 0.58%
Synlait Milk Ltd.[a]	266,325	826,225

		826,225
HEALTH CARE EQUIPMENT & SUPPLIES — 4.44%
Fisher & Paykel Healthcare Corp. Ltd.	2,065,800	6,358,176

		6,358,176
HEALTH CARE PROVIDERS & SERVICES — 9.11%
Metlifecare Ltd.	324,150	1,143,227
Ryman Healthcare Ltd.	1,445,175	9,143,765
Summerset Group Holdings Ltd.	1,040,325	2,760,294

		13,047,286
HOTELS, RESTAURANTS & LEISURE — 4.36%
SKYCITY Entertainment Group Ltd.	2,061,075	6,242,673

		6,242,673

Security	Shares	Value

INTERNET & CATALOG RETAIL — 4.05%
Trade Me Group Ltd.	1,638,825	$5,793,265

		5,793,265
MEDIA — 4.73%
Sky Network Television Ltd.	1,469,400	6,777,841

		6,777,841
MULTILINE RETAIL — 1.22%
Warehouse Group Ltd.(The)	577,500	1,744,442

		1,744,442
OIL, GAS & CONSUMABLE FUELS — 2.74%
New Zealand Oil & Gas Ltd.	2,232,600	1,494,609
Z Energy Ltd.	802,425	2,423,869

		3,918,478
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.21%
Goodman Property Trust	4,686,000	3,883,035
Kiwi Income Property Trust	3,940,275	3,570,692

		7,453,727
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.51%
Argosy Property Ltd.	2,190,675	1,690,101
Precinct Properties New Zealand Ltd.	4,153,575	3,340,113

		5,030,214
SOFTWARE — 5.25%
Diligent Board Member Services Inc.[a],b	398,250	1,264,760
Xero Ltd.[a],b	221,925	6,245,259

		7,510,019
SPECIALTY RETAIL — 1.35%
Kathmandu Holdings Ltd.	642,000	1,928,794

		1,928,794
TRANSPORTATION INFRASTRUCTURE — 8.43%
Auckland International Airport Ltd.	4,200,600	12,071,380

		12,071,380

TOTAL COMMON STOCKS (Cost: $129,824,832)		142,822,002

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,312,049	3,312,049

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	191,751	$191,751
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	70,926	70,926

		3,574,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,574,726)		3,574,726

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $133,399,558)		146,396,728
Other Assets, Less Liabilities — (2.27)%		(3,250,038)

NET ASSETS — 100.00%		$143,146,690

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 0.79%
Norwegian Air Shuttle ASa	2,572	$96,724

		96,724
BIOTECHNOLOGY — 1.52%
Algeta ASA[a]	3,220	185,852

		185,852
CHEMICALS — 4.86%
Borregaard ASA	9,988	43,604
Yara International ASA	12,600	550,688

		594,292
COMMERCIAL BANKS — 10.90%
DNB ASA	69,060	1,224,030
SpareBank 1 SMN	12,416	109,625

		1,333,655
COMMERCIAL SERVICES & SUPPLIES — 1.15%
Tomra Systems ASA	16,016	140,756

		140,756
COMPUTERS & PERIPHERALS — 0.06%
Thin Film Electronics ASA[a]	7,060	6,961

		6,961
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Aker ASA Class A	2,944	104,456

		104,456
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.46%
Telenor ASA	48,096	1,158,371

		1,158,371
ENERGY EQUIPMENT & SERVICES — 24.59%
Aker Solutions ASA	15,660	278,584
Archer Ltd.[a]	37,000	28,736
BW Offshore Ltd.	51,120	66,534
Deep Sea Supply PLC[a]	20,304	38,178
Dolphin Group ASA[a]	36,416	32,451
Electromagnetic GeoServices ASa,b	26,384	34,512
Fred Olsen Energy ASA	3,540	140,073
Kvaerner ASA	24,584	45,020
Ocean Yield ASA	1,136	6,334
Petroleum Geo-Services ASA	20,068	240,844
Polarcus Ltd.[a]	54,780	39,858
Prosafe SE	24,032	181,185
Seadrill Ltd.	25,808	1,101,364

Security	Shares	Value

Sevan Drilling ASa	68,804	$59,625
Songa Offshore SEa,b	22,700	11,543
Subsea 7 SA	23,108	450,753
TGS-NOPEC Geophysical Co. ASA	9,636	254,767

		3,010,361
FOOD PRODUCTS — 8.63%
Austevoll Seafood ASA	12,632	73,322
Bakkafrost P/F	568	8,405
Cermaq ASA	4,888	80,722
Leroey Seafood Group ASA	2,632	78,324
Marine Harvest ASA	254,932	294,491
Orkla ASA	66,820	520,929

		1,056,193
HOUSEHOLD DURABLES — 0.25%
BWG Homes ASA[a]	17,884	30,850

		30,850
INSURANCE — 4.56%
Gjensidige Forsikring ASA	19,052	343,599
Storebrand ASA[a]	34,708	214,515

		558,114
INTERNET SOFTWARE & SERVICES — 1.29%
Opera Software ASA[b]	12,964	158,448

		158,448
IT SERVICES — 0.65%
Atea ASA	8,200	79,775

		79,775
MARINE — 2.12%
Golden Ocean Group Ltd.	48,608	89,412
Stolt-Nielsen Ltd.	3,836	105,058
Wilh Wilhelmsen ASA	7,172	64,497

		258,967
MEDIA — 3.80%
Schibsted ASA	7,192	465,438

		465,438
METALS & MINING — 3.73%
Norsk Hydro ASA	106,600	456,313

		456,313
OIL, GAS & CONSUMABLE FUELS — 18.67%
Det norske oljeselskap ASA[a],b	7,920	110,073
DNO International ASA[a]	64,584	239,288
Hoegh LNG Holdings Ltd.[a]	5,040	41,204
Statoil ASA	83,752	1,895,253

		2,285,818

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
Norwegian Property ASA	60,572	$75,270
Selvaag Bolig ASA[a]	6,732	18,602

		93,872
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.22%
Nordic Semiconductor ASA[a,b]	17,148	75,703
REC Silicon ASA[a]	184,932	73,901

		149,604

TOTAL COMMON STOCKS
(Cost: $11,380,293)		12,224,820

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,188	15,188
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	262,335	262,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	859	859

		278,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $278,382)		278,382

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $11,658,675)		12,503,202
Other Assets, Less Liabilities — (2.15)%		(262,643)

NET ASSETS — 100.00%		$12,240,559

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.13%

AIRLINES — 0.61%
Cebu Air Inc.	1,405,130	$1,656,304

		1,656,304
BEVERAGES — 0.36%
Pepsi-Cola Products Philippines Inc.	9,707,800	986,858

		986,858
CHEMICALS — 0.46%
D&L Industries Inc.	8,608,500	1,236,950

		1,236,950
COMMERCIAL BANKS — 13.41%
Asia United Bank[a]	266,120	412,782
Bank of the Philippine Islands	4,662,525	9,799,025
BDO Unibank Inc.	9,389,006	16,718,972
East West Banking Corp.[a]	1,879,400	1,073,329
Metropolitan Bank & Trust Co.	1,873,937	3,362,599
Philippine National Bank[a]	1,302,904	2,488,242
Rizal Commercial Banking Corp.	2,568,278	2,549,210

		36,404,159
CONSTRUCTION & ENGINEERING — 0.23%
EEI Corp.	2,782,827	628,083

		628,083
DIVERSIFIED FINANCIAL SERVICES — 8.72%
Ayala Corp.	1,209,558	16,164,282
Metro Pacific Investments Corp.	68,931,700	7,511,232

		23,675,514
ELECTRIC UTILITIES — 0.68%
First Philippine Holdings Corp.	1,469,949	1,828,412

		1,828,412
FOOD PRODUCTS — 6.49%
RFM Corp.	6,281,100	770,520
San Miguel Pure Foods Co. Inc.	221,660	1,087,666
Universal Robina Corp.	5,720,320	15,746,397

		17,604,583
HOTELS, RESTAURANTS & LEISURE — 4.81%
Jollibee Foods Corp.	2,886,923	11,679,590
Melco Crown Philippines Resorts Corp.[a]	2,236,400	720,348
PhilWeb Corp.	2,904,128	662,095

		13,062,033

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 6.49%
Aboitiz Power Corp.	12,345,115	$9,376,929
Energy Development Corp.	49,662,020	5,865,280
First Gen Corp.	7,879,137	2,375,891

		17,618,100
INDUSTRIAL CONGLOMERATES — 20.69%
Aboitiz Equity Ventures Inc.	12,152,460	14,991,041
Alliance Global Group Inc.	13,639,939	7,914,436
DMCI Holdings Inc.	5,314,000	6,749,478
JG Summit Holdings Inc.	11,310,906	10,296,736
SM Investments Corp.	939,724	16,207,690

		56,159,381
MEDIA — 0.55%
ABS-CBN Holdings Corp. PDR	463,500	349,412
Lopez Holdings Corp.	11,972,650	1,135,043

		1,484,455
METALS & MINING — 0.90%
Atlas Consolidated Mining & Development Corp.	5,864,631	1,564,795
Nickel Asia Corp.	2,586,600	869,783

		2,434,578
OIL, GAS & CONSUMABLE FUELS — 0.53%
Cosco Capital Inc.[a]	3,942,700	864,647
Philex Petroleum Corp.[a]	2,788,000	571,930

		1,436,577
REAL ESTATE MANAGEMENT & DEVELOPMENT — 17.16%
Ayala Land Inc.	37,162,440	24,109,955
Belle Corp.[a]	27,716,867	3,355,783
Filinvest Land Inc.	65,503,590	1,945,281
SM Prime Holdings Inc.	38,720,435	14,506,342
Vista Land & Lifescapes Inc.	22,994,500	2,642,201

		46,559,562
TRANSPORTATION INFRASTRUCTURE — 4.61%
International Container Terminal Services Inc.	5,374,640	12,511,155

		12,511,155
WATER UTILITIES — 0.93%
Manila Water Co. Inc.	4,702,929	2,524,702

		2,524,702
WIRELESS TELECOMMUNICATION SERVICES — 9.50%
Globe Telecom Inc.	218,800	8,277,163
Philippine Long Distance Telephone Co.	282,902	17,513,750

		25,790,913

TOTAL COMMON STOCKS
(Cost: $295,618,134)		263,602,319

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	9,718	$9,718

		9,718

TOTAL SHORT-TERM INVESTMENTS		9,718

(Cost: $9,718)

TOTAL INVESTMENTS IN SECURITIES — 97.13%		263,612,037
(Cost: $295,627,852)
Other Assets, Less Liabilities — 2.87%		7,791,113

NET ASSETS — 100.00%		$271,403,150

PDR  —  Philippine Depository Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AIR FREIGHT & LOGISTICS — 0.19%
Integer.pl SAa	4,736	$498,684

		498,684
BUILDING PRODUCTS — 0.80%
Rovese SAa	2,885,764	2,141,378

		2,141,378
CAPITAL MARKETS — 0.39%
Midas SAa,b	4,832,893	1,049,250

		1,049,250
CHEMICALS — 4.37%
Boryszew SAa,b	7,824,662	1,394,522
Ciech SAa	199,027	1,992,818
Grupa Azoty SA	169,856	4,045,435
Synthos SA	2,224,263	3,892,037
Zaklady Chemiczne Police SA	38,870	308,587

		11,633,399
COMMERCIAL BANKS — 39.66%
Alior Bank SAa,b	124,371	3,022,577
Bank Handlowy w Warszawie SA	132,200	5,140,552
Bank Millennium SAa	1,785,785	4,363,124
Bank Pekao SA	412,326	25,165,374
Bank Zachodni WBK SA	94,063	12,377,954
Getin Holding SAb	1,691,202	2,433,187
Getin Noble Bank SAa,b	5,928,426	5,474,964
mBank SA	55,291	9,979,452
Powszechna Kasa Oszczednosci Bank Polski SA	2,831,075	37,750,113

		105,707,297
CONSTRUCTION & ENGINEERING — 0.93%
Budimex SA	57,454	2,465,865

		2,465,865
DIVERSIFIED FINANCIAL SERVICES — 0.78%
Warsaw Stock Exchange SA	149,546	2,083,240

		2,083,240
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.01%
Netia SAa,b	1,349,789	2,361,874
Telekomunikacja Polska SA	2,485,368	8,335,431

		10,697,305
ELECTRIC UTILITIES — 8.37%
ENEA SA	547,350	2,848,444
Polska Grupa Energetyczna SA	1,987,039	12,053,392

Security	Shares	Value

Tauron Polska Energia SA	4,084,925	$6,816,922
Zespol Elektrowni Patnow Adamow Konin SAa	70,290	594,472

		22,313,230
FOOD & STAPLES RETAILING — 1.74%
Eurocash SAb	285,254	4,647,550

		4,647,550
FOOD PRODUCTS — 1.14%
Kernel Holding SAa	220,526	3,032,719

		3,032,719
INSURANCE — 10.13%
Powszechny Zaklad Ubezpieczen SA	177,261	26,996,539

		26,996,539
MACHINERY — 0.36%
Kopex SA	258,570	955,169

		955,169
MEDIA — 3.13%
Cyfrowy Polsat SAa	721,757	4,665,852
TVN SA	752,928	3,669,428

		8,335,280
METALS & MINING — 7.24%
Jastrzebska Spolka Weglowa SA	148,710	3,187,142
KGHM Polska Miedz SA	419,943	16,118,419

		19,305,561
OIL, GAS & CONSUMABLE FUELS — 13.02%
Grupa Lotos SAa	284,070	3,667,261
Lubelski Wegiel Bogdanka SA	135,472	6,057,950
Polski Koncern Naftowy Orlen SA	938,902	14,573,129
Polskie Gornictwo Naftowe i Gazownictwo SA	5,587,300	10,410,387

		34,708,727
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.70%
Globe Trade Centre SAa	1,143,044	3,107,577
LC Corp. SAa	2,078,054	1,137,996
Polski Holding Nieruchomosci SAa	36,733	297,573

		4,543,146
SOFTWARE — 1.98%
Asseco Poland SA	298,941	4,950,948
CD Projekt SAa	61,463	333,600

		5,284,548

TOTAL COMMON STOCKS
(Cost: $275,179,805)		266,398,887

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2013

Security	Shares	Value

RIGHTS — 0.01%

CONSTRUCTION & ENGINEERING — 0.01%
Polimex-Mostostal SAa,b	1,272,872	$15,261

		15,261

TOTAL RIGHTS
(Cost: $0)		15,261

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,816,673	5,816,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	336,756	336,756
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	88,259	88,259

		6,241,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,241,688)		6,241,688

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $281,421,493)		272,655,836
Other Assets, Less Liabilities — (2.29)%		(6,113,809)

NET ASSETS — 100.00%		$266,542,027

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

49

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.08%

AIR FREIGHT & LOGISTICS — 3.81%
CWT Ltd.[a]	35,000	$35,597
Singapore Post Ltd.	700,000	714,742

		750,339
AIRLINES — 0.43%
Tiger Airways Holdings Ltd.[a,b]	203,800	83,724

		83,724
CAPITAL MARKETS — 1.74%
ARA Asset Management Ltd.	224,500	332,201
Transpac Industrial Holdings Ltd.	7,000	9,437

		341,638
COMMERCIAL SERVICES & SUPPLIES — 1.17%
Blumont Group Ltd.[a,b]	742,500	65,744
K-Green Trust	133,000	109,808
United Envirotech Ltd.	84,000	55,616

		231,168
CONSTRUCTION & ENGINEERING — 3.11%
Charisma Energy Services Ltd.[b]	798,000	36,284
Chip Eng Seng Corp. Ltd.	168,000	93,810
Civmec Ltd.	84,000	49,585
Rotary Engineering Ltd.	56,000	29,930
United Engineers Ltd.	168,000	241,895
Yoma Strategic Holdings Ltd.[a]	273,000	161,152

		612,656
DISTRIBUTORS — 0.40%
GSH Corp. Ltd.[b]	1,302,000	77,896

		77,896
DIVERSIFIED CONSUMER SERVICES — 0.27%
Raffles Education Corp. Ltd.[b]	238,000	53,159

		53,159
DIVERSIFIED FINANCIAL SERVICES — 0.47%
k1 Ventures Ltd.[a]	126,000	19,700
Rowsley Ltd.[b]	308,000	72,479

		92,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.77%
Hi-P International Ltd.	56,000	27,250
Venture Corp. Ltd.	119,000	714,797

		742,047

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 5.93%
Boustead Singapore Ltd.	63,000	$82,418
Dyna-Mac Holdings Ltd.[a]	84,000	27,138
Ezion Holdings Ltd.[a]	399,000	668,395
Ezra Holdings Ltd.[b]	287,000	301,057
Swiber Holdings Ltd.	175,000	88,645

		1,167,653
FOOD & STAPLES RETAILING — 0.19%
Sheng Siong Group Ltd.[a]	77,000	37,468

		37,468
FOOD PRODUCTS — 5.01%
Bumitama Agri Ltd.	70,000	56,677
First Resources Ltd.[a]	245,000	437,779
GMG Global Ltd.	1,407,000	113,359
Indofood Agri Resources Ltd.	154,000	112,404
QAF Ltd.	21,000	13,736
Super Group Ltd.	91,000	252,617

		986,572
HEALTH CARE EQUIPMENT & SUPPLIES — 1.29%
Biosensors International Group Ltd.[a]	336,000	253,287

		253,287
HEALTH CARE PROVIDERS & SERVICES — 1.65%
International Healthway Corp. Ltd.[b]	98,000	28,143
Raffles Medical Group Ltd.	119,000	296,171

		324,314
HOTELS, RESTAURANTS & LEISURE — 2.21%
GuocoLeisure Ltd.	126,000	81,414
OUE Ltd.[a]	147,000	297,846
Stamford Land Corp. Ltd.	126,000	56,788

		436,048
INDUSTRIAL CONGLOMERATES — 0.37%
Hong Leong Asia Ltd.	28,000	30,265
Tuan Sing Holdings Ltd.	175,000	42,577

		72,842
IT SERVICES — 0.65%
CSE Global Ltd.[a]	161,000	128,430

		128,430
MACHINERY — 1.86%
COSCO Corp. (Singapore) Ltd.[a]	420,000	246,251
Vard Holdings Ltd.[b]	189,000	120,612

		366,863

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

MARINE — 1.66%
Neptune Orient Lines Ltd.[a,b]	385,000	$327,078

		327,078
MEDIA — 1.68%
Asian Pay Television Trust	532,000	331,015

		331,015
METALS & MINING — 0.88%
Midas Holdings Ltd.	441,000	174,135

		174,135
OIL, GAS & CONSUMABLE FUELS — 1.55%
Geo Energy Resources Ltd.[a,b]	210,000	52,768
KrisEnergy Ltd.[b]	217,000	215,511
Rex International Holding Ltd.[b]	70,000	37,133

		305,412
REAL ESTATE INVESTMENT TRUSTS (REITs) — 41.19%
AIMS AMP Capital Industrial REIT	126,000	152,776
Ascendas Hospitality Trust	259,000	152,888
Ascott Residence Trust[a]	287,000	272,439
Cache Logistics Trust	287,000	259,848
Cambridge Industrial Trust	637,000	355,696
CapitaRetail China Trust	168,240	189,230
CDL Hospitality Trusts	294,000	381,102
Far East Hospitality Trust[a]	301,000	208,894
First REIT	133,000	116,173
Frasers Centrepoint Trust	259,000	365,691
Frasers Commercial Trust	168,000	168,188
Keppel REIT Management Ltd.[a]	637,000	602,142
Lippo Malls Indonesia Retail Trust	812,000	265,571
Mapletree Commercial Trust	567,000	556,326
Mapletree Greater China Commercial Trust	721,000	509,002
Mapletree Industrial Trust	532,000	572,910
Mapletree Logistics Trust	707,000	592,175
OUE Hospitality Trust[b]	175,000	123,544
Parkway Life REIT	168,000	297,511
Religare Health Trust[a]	84,000	53,271
Sabana Shari’ah Compliant Industrial REIT	168,000	146,075
Soilbuild Business Space REIT	105,000	63,657
SPH REIT[b]	196,000	154,786
Starhill Global REIT	588,000	365,858
Suntec REIT	952,000	1,184,684

		8,110,437
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.42%
Ascendas India Trust	231,000	124,382
Far East Holdings Ltd.[a]	42,000	63,992
Ho Bee Land Ltd.	49,000	80,129
Hong Fok Corp. Ltd.	63,000	35,430
Perennial China Retail Trust[a]	364,000	155,345
SingHaiyi Group Ltd.[b]	3,136,000	55,035
Wheelock Properties (Singapore) Ltd.	49,000	65,276
Wing Tai Holdings Ltd.	203,800	325,143
Yanlord Land Group Ltd.	266,000	258,870

Security	Shares	Value

Ying Li International Real Estate Ltd.[a,b]	322,000	$101,460

		1,265,062
ROAD & RAIL — 2.06%
SMRT Corp. Ltd.	392,000	404,946

		404,946
SPECIALTY RETAIL — 1.14%
Courts Asia Ltd.	42,000	21,442
OSIM International Ltd.[a]	112,000	202,808

		224,250
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Tat Hong Holdings Ltd.	77,000	54,667

		54,667
TRANSPORTATION INFRASTRUCTURE — 3.82%
SATS Ltd.	294,000	752,824

		752,824
WATER UTILITIES — 1.84%
Hyflux Ltd.[a]	266,000	248,261
Sound Global Ltd.[a,b]	203,000	114,973

		363,234
WIRELESS TELECOMMUNICATION SERVICES — 2.23%
M1 Ltd.[a]	168,000	439,566

		439,566

TOTAL COMMON STOCKS
(Cost: $21,520,888)		19,510,909

RIGHTS — 0.04%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.04%
Ascott Residence Trust[a,b]	57,400	8,700

		8,700

TOTAL RIGHTS
(Cost: $0)		8,700

SHORT-TERM INVESTMENTS — 16.97%

MONEY MARKET FUNDS — 16.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,143,219	3,143,219
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	181,977	181,977

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	17,147	$17,147

		3,342,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,342,343)		3,342,343

TOTAL INVESTMENTS IN SECURITIES — 116.09%
(Cost: $24,863,231)		22,861,952
Other Assets, Less Liabilities — (16.09)%		(3,169,295)

NET ASSETS — 100.00%		$19,692,657

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.26%
Chemring Group PLC	10,626	$37,075
QinetiQ Group PLC	36,201	128,975
Ultra Electronics Holdings PLC	3,718	111,513

		277,563
AIR FREIGHT & LOGISTICS — 0.17%
Stobart Group Ltd.	16,434	37,687

		37,687
AIRLINES — 0.05%
Dart Group PLC	2,728	10,222

		10,222
BEVERAGES — 0.66%
Britvic PLC	13,068	144,705

		144,705
BIOTECHNOLOGY — 0.63%
Abcam PLC	9,262	72,217
Genus PLC	3,267	66,573

		138,790
CAPITAL MARKETS — 4.69%
Ashmore Group PLC	19,052	122,960
Brewin Dolphin Holdings PLC	13,552	61,269
Close Brothers Group PLC	8,008	176,824
F&C Asset Management PLC	24,750	37,967
Henderson Group PLC	53,449	187,624
Intermediate Capital Group PLC	21,912	152,545
Jupiter Fund Management PLC	15,026	95,894
Man Group PLC	92,477	134,365
Tullett Prebon PLC	11,858	65,070

		1,034,518
CHEMICALS — 2.79%
Alent PLC	14,322	79,295
AZ Electronic Materials SA	18,579	83,996
Carclo PLC	1,672	7,655
Elementis PLC	24,376	103,616
Essentra PLC	12,650	169,915
Synthomer PLC	15,037	56,997
Victrex PLC	4,312	114,496

		615,970
COMMERCIAL BANKS — 0.29%
Bank of Georgia Holdings PLC	1,738	64,597

		64,597

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.81%
Berendsen PLC	9,394	$141,722
Cape PLC	6,985	31,465
De La Rue PLC	5,280	78,100
Homeserve PLC	16,038	67,411
Mears Group PLC	4,400	32,019
Mitie Group PLC	19,789	100,974
Regus PLC	35,563	115,925
Rentokil Initial PLC	96,250	167,280
RPS Group PLC	12,551	64,350
Shanks Group PLC	23,496	41,567

		840,813
COMMUNICATIONS EQUIPMENT — 0.63%
Pace PLC	15,147	78,355
Spirent Communications PLC	33,891	60,178

		138,533
CONSTRUCTION & ENGINEERING — 2.92%
Balfour Beatty PLC	36,531	160,071
Carillion PLC	23,309	115,040
Costain Group PLC	1,991	9,580
Galliford Try PLC	4,532	81,066
Interserve PLC	6,974	74,597
Keller Group PLC	3,553	61,634
Kentz Corp. Ltd.	4,125	40,272
Kier Group PLC	2,629	76,655
Morgan Sindall Group PLC	1,903	23,893

		642,808
CONSUMER FINANCE — 1.48%
International Personal Finance PLC	13,519	131,540
Provident Financial PLC	7,425	194,479

		326,019
CONTAINERS & PACKAGING — 1.45%
DS Smith PLC	49,566	248,040
RPC Group PLC	8,822	72,255

		320,295
DISTRIBUTORS — 1.19%
Inchcape PLC	24,046	234,362
John Menzies PLC	2,145	27,301

		261,663
DIVERSIFIED CONSUMER SERVICES — 0.28%
Dignity PLC	2,806	61,591

		61,591
DIVERSIFIED FINANCIAL SERVICES — 0.84%
IG Group Holdings PLC	19,382	185,730

		185,730

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.45%
Avanti Communications Group PLC[a]	5,368	$20,378
Cable & Wireless Communications PLC	135,905	106,167
COLT Group SAa	14,223	29,588
Kcom Group PLC	26,741	43,431
TalkTalk Telecom Group PLC	27,137	120,909

		320,473
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.62%
Dialight PLC	1,716	26,338
Diploma PLC	6,336	72,651
Domino Printing Sciences PLC	6,138	70,783
Electrocomponents PLC	23,562	112,738
Halma PLC	20,086	193,134
Laird PLC	14,905	63,846
Oxford Instruments PLC	2,893	71,367
Premier Farnell PLC	20,460	74,402
Renishaw PLC	1,782	54,410
Spectris PLC	6,325	252,075
TT electronics PLC	8,294	26,764

		1,018,508
ENERGY EQUIPMENT & SERVICES — 1.53%
Hunting PLC	6,985	91,305
John Wood Group PLC	18,799	245,118

		336,423
FOOD & STAPLES RETAILING — 1.26%
Booker Group PLC	79,321	214,647
Greggs PLC	4,565	33,059
Majestic Wine PLC	3,278	31,009

		278,715
FOOD PRODUCTS — 0.91%
Dairy Crest Group PLC	7,403	62,633
Devro PLC	9,086	43,876
Greencore Group PLC	21,417	67,533
Premier Foods PLC[a]	13,035	25,996

		200,038
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Advanced Medical Solutions Group PLC	10,395	17,709

		17,709
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Al Noor Hospitals Group PLC[a]	1,166	16,846
Synergy Health PLC	3,124	54,243
UDG Healthcare PLC	13,277	68,072

		139,161
HOTELS, RESTAURANTS & LEISURE — 5.63%
888 Holdings PLC	6,952	19,017
Betfair Group PLC	3,696	63,146
Bwin.Party Digital Entertainment PLC[a]	35,552	73,960

Security	Shares	Value

Domino’s Pizza Group PLC	7,095	$63,863
Enterprise Inns PLC[a]	26,092	58,981
Greene King PLC	11,891	169,849
JD Wetherspoon PLC	5,181	60,510
Ladbrokes PLC	47,729	136,663
Marston’s PLC	31,746	77,846
Millennium & Copthorne Hotels PLC	7,920	75,894
Mitchells & Butlers PLC[a]	11,165	75,551
Restaurant Group PLC (The)	10,945	103,358
Spirit Pub Co. PLC	37,983	44,952
Thomas Cook Group PLC[a]	76,725	218,431

		1,242,021
HOUSEHOLD DURABLES — 5.39%
Barratt Developments PLC	51,964	280,214
Bellway PLC	6,523	154,078
Berkeley Group Holdings PLC (The)	6,611	255,026
Bovis Homes Group PLC	7,304	93,142
Crest Nicholson Holdings PLC[a]	8,767	51,268
Redrow PLC	12,177	56,130
Taylor Wimpey PLC	171,545	298,983

		1,188,841
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.09%
Drax Group PLC	21,164	239,727

		239,727
INDUSTRIAL CONGLOMERATES — 0.97%
DCC PLC	4,499	213,276

		213,276
INSURANCE — 6.14%
Amlin PLC	26,928	198,492
Beazley PLC	28,380	114,825
Catlin Group Ltd.	19,195	173,090
Chesnara PLC	5,929	28,747
esure Group PLC	12,584	52,358
Hiscox Ltd.	19,129	212,446
Jardine Lloyd Thompson Group PLC	7,172	120,418
Lancashire Holdings Ltd.	8,800	113,517
Partnership Assurance Group PLC[a]	6,193	31,732
Phoenix Group Holdings	8,514	99,019
St James’s Place PLC	19,943	209,073

		1,353,717
INTERNET & CATALOG RETAIL — 3.24%
ASOS PLC[a]	3,718	353,236
Home Retail Group PLC	43,956	137,452
N Brown Group PLC	8,591	76,202
Ocado Group PLC[a]	21,890	146,655

		713,545
INTERNET SOFTWARE & SERVICES — 1.04%
Blinkx PLC[a,b]	16,401	53,798
Moneysupermarket.com Group PLC	16,313	48,606

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Telecity Group PLC	10,967	$126,201

		228,605
IT SERVICES — 0.88%
Anite PLC	16,027	23,300
Computacenter PLC	4,677	51,330
Innovation Group PLC[a]	45,342	25,995
Optimal Payments PLC[a]	4,862	26,541
Quindell Portfolio PLC[a]	126,885	35,333
Xchanging PLC	12,925	32,234

		194,733
LIFE SCIENCES TOOLS & SERVICES — 0.06%
Clinigen Group PLC[a]	1,463	13,516

		13,516
MACHINERY — 3.98%
Bodycote PLC	10,439	102,854
Fenner PLC	9,757	71,553
Morgan Advanced Materials PLC	15,675	75,232
Rotork PLC	4,609	214,414
Senior PLC	22,242	105,730
Spirax-Sarco Engineering PLC	4,004	192,237
Vesuvius PLC	14,432	114,845

		876,865
MARINE — 0.11%
Clarkson PLC	737	24,121

		24,121
MEDIA — 4.62%
Chime Communications PLC	3,322	16,719
Cineworld Group PLC	8,107	49,400
Daily Mail & General Trust PLC Class A NVS	15,543	233,088
Entertainment One Ltd.[a]	6,358	25,225
Informa PLC	31,988	292,119
Rightmove PLC	5,126	213,107
Trinity Mirror PLC[a]	13,904	41,394
UBM PLC	13,233	147,399

		1,018,451
METALS & MINING — 2.48%
African Barrick Gold PLC[b]	6,083	17,049
African Minerals Ltd.[a]	12,067	39,533
Centamin PLC[a]	55,385	39,156
Evraz PLC[a]	15,620	27,352
Ferrexpo PLC	7,810	23,130
Gem Diamonds Ltd.[a]	5,192	12,226
Highland Gold Mining Ltd.	10,934	10,657
Hill & Smith Holdings PLC	4,356	38,174
Hochschild Mining PLC	9,064	21,098
Kazakhmys PLC[b]	13,431	52,207
London Mining PLC[a]	6,171	11,625
Lonmin PLC[a]	24,156	123,810
New World Resources PLC Class Aa,b	5,621	6,906
Pan African Resources PLC[a]	72,446	15,872
Petra Diamonds Ltd.[a]	21,626	38,471

Security	Shares	Value

Petropavlovsk PLC	11,418	$11,689
Vedanta Resources PLC	3,982	57,726

		546,681
MULTI-UTILITIES — 0.36%
Telecom plus PLC	2,607	80,198

		80,198
MULTILINE RETAIL — 0.58%
Debenhams PLC	65,758	104,214
Mothercare PLC[a]	3,894	24,255

		128,469
OIL, GAS & CONSUMABLE FUELS — 5.02%
Afren PLC[a]	60,973	162,699
Amerisur Resources PLC[a,b]	46,200	37,839
Anglo Pacific Group PLC	3,157	10,343
Bowleven PLC[a]	18,755	11,982
Bumi PLC[a]	4,499	15,882
Cairn Energy PLC[a]	30,976	139,383
EnQuest PLC[a]	38,313	86,293
Essar Energy PLC[a]	17,743	24,050
Faroe Petroleum PLC[a]	8,778	17,398
Gulf Keystone Petroleum Ltd.[a,b]	43,450	124,375
Hargreaves Services PLC	1,551	21,887
Heritage Oil PLC[a]	9,493	25,191
Iofina PLC[a]	4,268	11,413
Ophir Energy PLC[a]	22,099	122,100
Premier Oil PLC	28,479	145,362
Rockhopper Exploration PLC[a]	11,968	28,328
Salamander Energy PLC[a]	16,170	27,216
SOCO International PLC[a]	10,846	71,065
Xcite Energy Ltd.[a,b]	14,993	25,051

		1,107,857
PAPER & FOREST PRODUCTS — 1.45%
Mondi PLC	19,459	320,342

		320,342
PHARMACEUTICALS — 1.61%
BTG PLC[a]	19,349	176,222
Hikma Pharmaceuticals PLC	7,403	146,246
Vectura Group PLC[a]	17,083	32,180

		354,648
PROFESSIONAL SERVICES — 2.07%
Hays PLC	75,394	153,139
ITE Group PLC	12,936	65,264
Michael Page International PLC	14,960	116,400
W.S. Atkins PLC	5,500	121,085

		455,888
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.43%
Big Yellow Group PLC	6,776	53,144
Derwent London PLC	4,884	193,846

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

Great Portland Estates PLC	18,238	$173,871
Hansteen Holdings PLC	34,991	61,272
LondonMetric Property PLC	31,284	66,618
Primary Health Properties PLC	3,740	20,339
Shaftesbury PLC	13,695	138,300
Workspace Group PLC	6,039	49,956

		757,346
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.44%
Capital & Counties Properties PLC	34,705	187,941
Grainger PLC	23,144	76,201
Helical Bar PLC	5,170	28,159
Quintain Estates and Development PLC[a]	26,840	41,108
Redefine International PLC	17,853	14,695
Savills PLC	6,512	69,335
St. Modwen Properties PLC	10,494	61,470
UNITE Group PLC	8,943	58,260

		537,169
ROAD & RAIL — 2.09%
FirstGroup PLC	59,521	111,441
Go-Ahead Group PLC (The)	2,145	57,623
National Express Group PLC	23,672	103,183
Northgate PLC	7,645	51,970
Stagecoach Group PLC	22,891	137,087

		461,304
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.71%
CSR PLC	8,756	72,001
Imagination Technologies Group PLC[a]	12,012	48,915
IQE PLC[a]	35,728	15,070
Nanoco Group PLC[a]	8,041	19,461

		155,447
SOFTWARE — 2.27%
AVEVA Group PLC	3,478	127,217
Fidessa Group PLC	2,068	71,578
Globo PLC[a]	8,811	9,490
Micro Focus International PLC	7,532	100,861
Monitise PLC[a]	68,123	60,258
Playtech Ltd.	8,668	99,390
SDL PLC	4,840	21,624
WANdisco PLC[a]	418	10,134

		500,552
SPECIALTY RETAIL — 3.95%
Darty PLC	29,667	42,521
Dixons Retail PLC[a]	195,283	164,420
Dunelm Group PLC	4,928	72,651
Halfords Group PLC	10,571	84,570
Howden Joinery Group PLC	34,419	181,544
Lookers PLC	15,323	30,622
Sports Direct International PLC[a]	12,837	155,289
SuperGroup PLC[a]	1,661	32,731
WH Smith PLC	6,798	105,453

		869,801

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.11%
Mulberry Group PLC	1,463	$24,300

		24,300
THRIFTS & MORTGAGE FINANCE — 0.42%
Paragon Group of Companies PLC	16,313	92,296

		92,296
TRADING COMPANIES & DISTRIBUTORS — 2.44%
Ashtead Group PLC	26,697	304,149
Grafton Group PLC Units	10,219	104,202
SIG PLC	30,569	107,608
Speedy Hire PLC	26,631	22,029

		537,988
TRANSPORTATION INFRASTRUCTURE — 0.60%
BBA Aviation PLC	24,695	132,277

		132,277
WATER UTILITIES — 0.93%
Pennon Group PLC	19,426	205,244

		205,244

TOTAL COMMON STOCKS (Cost: $19,570,625)		21,987,756

RIGHTS — 0.00%

MULTI-UTILITIES — 0.00%
Telecom plus PLC[a]	73	482

		482

TOTAL RIGHTS (Cost: $0)		482

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	246,249	246,249
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	14,257	14,257

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,367	$14,367

		274,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $274,873)		274,873

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $19,845,498)		22,263,111
Other Assets, Less Liabilities — (0.98)%		(215,042)

NET ASSETS — 100.00%		$22,048,069

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

57

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
MSCI All Peru Capped
MSCI Australia Small-Cap
MSCI Brazil Small-Cap
MSCI Canada Small-Cap
MSCI China
MSCI China Small-Cap
MSCI Denmark Capped
MSCI Emerging Markets Latin America
MSCI Finland Capped
MSCI Germany Small-Cap
MSCI Hong Kong Small-Cap

iShares ETF
MSCI India
MSCI India Small-Cap
MSCI Indonesia
MSCI Ireland Capped
MSCI New Zealand Capped
MSCI Norway Capped
MSCI Philippines
MSCI Poland Capped
MSCI Singapore Small-Cap
MSCI United Kingdom Small-Cap

Each of the iShares MSCI India and iShares MSCI India Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares ETF and Investment Type	Level 1	Level 2	Level 3		Total

MSCI All Peru Capped
Assets:
Common Stocks	$286,326,954	$—	$—		$286,326,954
Money Market Funds	1,816,638	—	—		1,816,638

	$288,143,592	$—	$—		$288,143,592

MSCI Australia Small-Cap
Assets:
Common Stocks	$2,066,658	$1,766	$0	[a]	$2,068,424
Preferred Stocks	5,373	—	0	[a]	5,373
Rights	89	65	—		154
Money Market Funds	71,737	—	—		71,737

	$2,143,857	$1,831	$0	[a]	$2,145,688

MSCI Brazil Small-Cap
Assets:
Common Stocks	$31,242,603	$—	$—		$31,242,603
Preferred Stocks	4,226,152	—	—		4,226,152
Money Market Funds	14,576	—	—		14,576

	$35,483,331	$—	$—		$35,483,331

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Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares ETF and Investment Type	Level 1	Level 2	Level 3	Total

MSCI Canada Small-Cap
Assets:
Common Stocks	$2,269,788	$5	$—	$2,269,793
Money Market Funds	78,890	—	—	78,890

	$2,348,678	$5	$—	$2,348,683

MSCI China
Assets:
Common Stocks	$1,124,778,737	$—	$—	$1,124,778,737
Money Market Funds	61,857,407	—	—	61,857,407

	$1,186,636,144	$—	$—	$1,186,636,144

MSCI China Small-Cap
Assets:
Common Stocks	$32,202,179	$176,745	$49,044	$32,427,968
Money Market Funds	6,285,263	—	—	6,285,263

	$38,487,442	$176,745	$49,044	$38,713,231

MSCI Denmark Capped
Assets:
Common Stocks	$17,228,673	$—	$—	$17,228,673
Money Market Funds	321,251	—	—	321,251

	$17,549,924	$—	$—	$17,549,924

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$9,977,219	$—	$—	$9,977,219
Preferred Stocks	3,312,952	—	—	3,312,952
Rights	2,377	—	—	2,377
Money Market Funds	47,280	—	—	47,280

	$13,339,828	$—	$—	$13,339,828

MSCI Finland Capped
Assets:
Common Stocks	$15,287,124	$25,468	$—	$15,312,592
Money Market Funds	357,660	—	—	357,660

	$15,644,784	$25,468	$—	$15,670,252

MSCI Germany Small-Cap
Assets:
Common Stocks	$26,676,443	$—	$—	$26,676,443
Preferred Stocks	1,122,713	—	—	1,122,713
Money Market Funds	777,552	—	—	777,552

	$28,576,708	$—	$—	$28,576,708

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$9,587,206	$—	$—	$9,587,206
Money Market Funds	1,777,092	—	—	1,777,092

	$11,364,298	$—	$—	$11,364,298

MSCI India
Assets:
Common Stocks	$423,743,716	$—	$—	$423,743,716

MSCI India Small-Cap
Assets:
Common Stocks	$2,978,669	$—	$—	$2,978,669

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares ETF and Investment Type	Level 1	Level 2	Level 3		Total

MSCI Indonesia
Assets:
Common Stocks	$318,175,733	$88,653	$0	[a]	$318,264,386
Money Market Funds	84,181	—	—		84,181

	$318,259,914	$88,653	$0	[a]	$318,348,567

MSCI Ireland Capped
Assets:
Common Stocks	$118,777,782	$—	$—		$118,777,782
Rights	—	3	—		3
Money Market Funds	4,957,431	—	—		4,957,431

	$123,735,213	$3	$—		$123,735,216

MSCI New Zealand Capped
Assets:
Common Stocks	$142,822,002	$—	$—		$142,822,002
Money Market Funds	3,574,726	—	—		3,574,726

	$146,396,728	$—	$—		$146,396,728

MSCI Norway Capped
Assets:
Common Stocks	$12,224,820	$—	$—		$12,224,820
Money Market Funds	278,382	—	—		278,382

	$12,503,202	$—	$—		$12,503,202

MSCI Philippines
Assets:
Common Stocks	$263,602,319	$—	$—		$263,602,319
Money Market Funds	9,718	—	—		9,718

	$263,612,037	$—	$—		$263,612,037

MSCI Poland Capped
Assets:
Common Stocks	$266,398,887	$—	$—		$266,398,887
Rights	—	15,261	—		15,261
Money Market Funds	6,241,688	—	—		6,241,688

	$272,640,575	$15,261	$—		$272,655,836

MSCI Singapore Small-Cap
Assets:
Common Stocks	$19,510,909	$—	$—		$19,510,909
Rights	—	8,700	—		8,700
Money Market Funds	3,342,343	—	—		3,342,343

	$22,853,252	$8,700	$—		$22,861,952

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$21,987,756	$—	$—		$21,987,756
Rights	—	482	—		482
Money Market Funds	274,873	—	—		274,873

	$22,262,629	$482	$—		$22,263,111

[a]	Rounds to less than $1.

The iShares MSCI China Small-Cap ETF has transfer from Level 2 to Level 1 during the period ended November 30, 2013 in the amount of $361,236, resulting from the resumption of trading after a temporary suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of November 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Peru Capped	$444,233,323	$614,925	$(156,704,656)	$(156,089,731)
MSCI Australia Small-Cap	2,250,053	195,069	(299,434)	(104,365)
MSCI Brazil Small-Cap	43,953,715	2,397,786	(10,868,170)	(8,470,384)
MSCI Canada Small-Cap	2,575,621	325,714	(552,652)	(226,938)
MSCI China	1,150,808,883	83,711,289	(47,884,028)	35,827,261
MSCI China Small-Cap	40,761,528	3,746,817	(5,795,114)	(2,048,297)
MSCI Denmark Capped	15,466,593	2,115,690	(32,359)	2,083,331
MSCI Emerging Markets Latin America	15,320,333	435,915	(2,416,420)	(1,980,505)
MSCI Finland Capped	13,690,808	2,165,295	(185,851)	1,979,444
MSCI Germany Small-Cap	25,988,650	2,692,785	(104,727)	2,588,058
MSCI Hong Kong Small-Cap	10,221,984	1,358,390	(216,076)	1,142,314
MSCI India	421,425,607	28,080,710	(25,762,601)	2,318,109
MSCI India Small-Cap	3,406,752	242,904	(670,987)	(428,083)
MSCI Indonesia	465,541,007	274,852	(147,467,292)	(147,192,440)
MSCI Ireland Capped	99,379,781	25,756,533	(1,401,098)	24,355,435
MSCI New Zealand Capped	134,915,308	18,303,690	(6,822,270)	11,481,420
MSCI Norway Capped	11,735,590	1,576,394	(808,782)	767,612
MSCI Philippines	298,987,248	5,555,506	(40,930,717)	(35,375,211)
MSCI Poland Capped	289,156,697	12,783,841	(29,284,702)	(16,500,861)
MSCI Singapore Small-Cap	25,605,050	391,164	(3,134,262)	(2,743,098)
MSCI United Kingdom Small-Cap	19,870,003	2,581,404	(188,296)	2,393,108

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

6

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 24, 2014